UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

Allianz Funds Multi-Strategy Trust
Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2025 Fund
Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2035 Fund
Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2045 Fund
Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions 2055 Fund
Allianz Global Investors Solutions Global Allocation Fund
Allianz Global Investors Solutions Global Growth Allocation Fund
Allianz Global Investors Solutions Retirement Income Fund
Allianz AGIC Convertible Fund
Allianz AGIC Focused Opportunity Fund
Allianz AGIC Global Managed Volatility Fund
Allianz AGIC High Yield Bond Fund
Allianz AGIC International Growth Fund
Allianz AGIC International Growth Opportunities Fund
Allianz AGIC Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC U.S. Emerging Growth Fund
Allianz F&T Behavioral Advantage Large Cap Fund
Allianz NFJ Global Dividend Value Fund
Allianz NFJ International Value II Fund
Allianz RCM All Alpha Fund
Allianz RCM China Equity Fund
Allianz RCM Disciplined Equity Fund
Allianz RCM Global Water Fund
Allianz RCM Redwood Fund
Allianz RCM Short Duration High Income Fund

Item 1.	Schedule of Investments

Schedule of Investments

Allianz Global Investors Solutions 2015 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—14.9%

AGIC Emerging Markets Opportunities	4,007	$101,577
AGIC Income & Growth	32,753	403,189
AGIC Opportunity	4,375	99,793
NFJ Dividend Value	32,583	405,330
NFJ International Value	7,432	152,868
NFJ Mid-Cap Value	1,957	36,665
NFJ Small-Cap Value	6,204	193,887
RCM Global Commodity Equity (c)	5,881	100,330

Total Allianz Funds (cost—$1,219,658)		1,493,639

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—10.6%

AGIC Global Managed Volatility (c)	12,879	200,532
AGIC International Growth Opportunities (c)	111	3,561
AGIC U.S. Emerging Growth	7,246	99,843
NFJ Global Dividend Value	15,918	301,801
RCM Disciplined Equity	15,147	250,537
RCM Short Duration High Income	12,828	202,172

Total Allianz Funds Multi-Strategy Trust (cost—$925,472)		1,058,446

EXCHANGE-TRADED FUNDS—13.3%

iShares Barclays TIPS Bond	2,610	309,729
PIMCO 1-5 Year U.S. TIPS Index (a)	18,983	1,028,499

Total Exchange-Traded Funds (cost—$1,277,227)		1,338,228

OTHER MUTUAL FUNDS—4.5%

ING Global Real Estate (d)	12,115	200,623
Wells Fargo Advantage Short-Term High Yield Bond (e)	30,649	252,242

Total Other Mutual Funds (cost—$428,321)		452,865

PIMCO FUNDS (a)(b)—56.4%

Commodity RealReturn Strategy	43,369	306,182
Floating Income	23,450	201,908
Foreign Bond (U.S. Dollar-Hedged)	37,966	406,239
Income	36,283	406,371
Real Return	241,186	2,908,703
RealEstateRealReturn Strategy	9,466	48,468
Short-Term	100,414	982,045
Total Return	36,184	402,363

Total PIMCO Funds (cost—$5,234,780)		5,662,279

Value*
Total Investments (cost—$9,085,458)—99.7%	$10,005,457

Other assets less liabilities—0.3%	32,036

Net Assets—100.0%	$10,037,493

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2020 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—17.2%

AGIC Emerging Markets Opportunities	3,748	$95,007
AGIC Income & Growth	21,955	270,265
AGIC Opportunity	4,434	101,143
NFJ Dividend Value	22,658	281,863
NFJ International Value	5,056	104,007
NFJ Mid-Cap Value	3,536	66,266
NFJ Small-Cap Value	3,458	108,070
RCM Global Commodity Equity (c)	3,992	68,108
RCM Large-Cap Growth	4,723	68,947

Total Allianz Funds (cost—$943,215)		1,163,676

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—12.8%

AGIC Global Managed Volatility (c)	8,922	138,919
AGIC International Growth Opportunities (c)	2,185	69,778
AGIC U.S. Emerging Growth	7,297	100,558
NFJ Global Dividend Value	13,224	250,722
RCM Disciplined Equity	10,233	169,246
RCM Short Duration High Income	8,569	135,046

Total Allianz Funds Multi-Strategy Trust (cost—$732,727)		864,269

EXCHANGE-TRADED FUNDS—11.4%

iShares Barclays TIPS Bond	1,695	201,146
PIMCO 1-5 Year U.S. TIPS Index (a)	10,470	567,264

Total Exchange-Traded Funds (cost—$731,433)		768,410

OTHER MUTUAL FUNDS—5.0%

ING Global Real Estate (d)	10,342	171,264
Wells Fargo Advantage Short-Term High Yield Bond (e)	20,564	169,243

Total Other Mutual Funds (cost—$323,047)		340,507

PIMCO FUNDS (a)(b)—53.2%

CommoditiesPLUS Strategy	6,266	71,618
Commodity RealReturn Strategy	29,155	205,838
Floating Income	19,710	169,705
Foreign Bond (U.S. Dollar-Hedged)	25,230	269,964
Income	22,990	257,485
Real Return	147,265	1,776,017
RealEstateRealReturn Strategy	12,717	65,108
Short-Term	59,159	578,576
Total Return	18,178	202,143

Total PIMCO Funds (cost—$3,313,183)		3,596,454

Value*

Total Investments (cost—$6,043,605)—99.6%	$6,733,316

Other assets less liabilities—0.4%	27,742

Net Assets—100.0%	$6,761,058

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2025 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—18.3%

AGIC Emerging Markets Opportunities	2,646	$67,081
AGIC Income & Growth	10,525	129,566
AGIC Opportunity	2,171	49,516
NFJ Dividend Value	10,911	135,731
NFJ International Value	3,090	63,556
NFJ Mid-Cap Value	3,664	68,669
RCM Global Commodity Equity (c)	2,844	48,526
RCM Large-Cap Growth	2,174	31,734

Total Allianz Funds (cost—$520,535)		594,379

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—14.2%

AGIC Global Managed Volatility (c)	5,199	80,954
AGIC International Growth Opportunities (c)	1,544	49,317
AGIC U.S. Emerging Growth	3,597	49,568
NFJ Global Dividend Value	7,118	134,956
RCM Disciplined Equity	4,956	81,970
RCM Short Duration High Income	4,110	64,765

Total Allianz Funds Multi-Strategy Trust (cost—$414,465)		461,530

EXCHANGE-TRADED FUNDS—9.3%

iShares Barclays TIPS Bond	809	96,004
PIMCO 1-5 Year U.S. TIPS Index (a)	3,825	207,239

Total Exchange-Traded Funds (cost—$299,352)		303,243

OTHER MUTUAL FUNDS—5.6%

ING Global Real Estate (d)	4,951	81,993
Wells Fargo Advantage Short-Term High Yield Bond (e)	11,984	98,624

Total Other Mutual Funds (cost—$169,066)		180,617

PIMCO FUNDS (a)(b)—51.9%

CommoditiesPLUS Strategy	5,802	66,322
Commodity RealReturn Strategy	13,984	98,725
Floating Income	9,459	81,442
Foreign Bond (U.S. Dollar-Hedged)	11,566	123,754
Income	10,212	114,377
Real Return	67,701	816,479
RealEstateRealReturn Strategy	8,982	45,987
Short-Term	26,578	259,936
Total Return	7,283	80,986

Total PIMCO Funds (cost—$1,663,647)		1,688,008

Value*
Total Investments (cost—$3,067,065)—99.3%	$3,227,777

Other assets less liabilities—0.7%	22,892

Net Assets—100.0%	$3,250,669

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2030 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—25.8%

AGIC Emerging Markets Opportunities	9,935	$251,841
AGIC Income & Growth	30,544	375,994
AGIC International Managed Volatility	10,035	124,738
AGIC Opportunity	8,999	205,263
NFJ Dividend Value	29,232	363,650
NFJ International Value	12,355	254,153
NFJ Mid-Cap Value	5,229	97,997
NFJ Small-Cap Value	7,558	236,187
RCM Global Commodity Equity (c)	9,831	167,712
RCM Large-Cap Growth	5,783	84,429

Total Allianz Funds (cost—$1,765,891)		2,161,964

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—18.1%

AGIC Global Managed Volatility (c)	13,410	208,786
AGIC International Growth Opportunities (c)	5,367	171,430
AGIC U.S. Emerging Growth	9,064	124,899
NFJ Global Dividend Value	22,363	424,012
RCM Disciplined Equity	25,273	418,010
RCM Short Duration High Income	10,564	166,488

Total Allianz Funds Multi-Strategy Trust (cost—$1,236,497)		1,513,625

EXCHANGE-TRADED FUNDS (a)—3.7%

PIMCO 1-5 Year U.S. TIPS Index (cost—$300,607)	5,702	308,934

OTHER MUTUAL FUNDS—6.5%

ING Global Real Estate (d)	15,090	249,901
Wells Fargo Advantage Short-Term High Yield Bond (e)	36,024	296,476

Total Other Mutual Funds (cost—$522,001)		546,377

PIMCO FUNDS (a)(b)—45.5%

CommoditiesPLUS Strategy	22,308	254,979
Commodity RealReturn Strategy	36,090	254,797
Floating Income	29,186	251,289
Foreign Bond (U.S. Dollar-Hedged)	27,771	297,147
Income	22,672	253,932
Real Return	126,857	1,529,890
RealEstateRealReturn Strategy	31,949	163,577
Short-Term	64,620	631,988
Total Return	15,227	169,325

Total PIMCO Funds (cost—$3,681,020)		3,806,924

	Principal Amount (000s)	Value*

Repurchase Agreements—1.2%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $100,000; collateralized by Freddie Mac, 3.00%, due 1/17/19, valued at $104,839 including accrued interest (cost—$100,000)	$100	$100,000

Total Investments (cost—$7,606,016)—100.8%		8,437,824

Liabilities in excess of other assets—(0.8)%		(68,266)

Net Assets—100.0%		$8,369,558

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2035 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—32.4%

AGIC Emerging Markets Opportunities	4,633	$117,459
AGIC Income & Growth	12,302	151,444
AGIC International Managed Volatility	5,987	74,414
AGIC Opportunity	5,083	115,944
AGIC Systematic Growth	2,546	33,581
NFJ Dividend Value	15,265	189,892
NFJ International Value	6,464	132,965
NFJ Mid-Cap Value	8,589	160,964
RCM Global Commodity Equity (c)	4,311	73,540
RCM Large-Cap Growth	2,450	35,767

Total Allianz Funds (cost—$952,862)		1,085,970

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—20.0%

AGIC Global Managed Volatility (c)	5,561	86,591
AGIC International Growth Opportunities (c)	2,594	82,846
AGIC U.S. Emerging Growth	4,914	67,715
NFJ Global Dividend Value	9,651	182,988
RCM Disciplined Equity	11,117	183,878
RCM Short Duration High Income	4,221	66,517

Total Allianz Funds Multi-Strategy Trust (cost—$596,435)		670,535

EXCHANGE-TRADED FUNDS (a)—2.0%

PIMCO 1-5 Year U.S. TIPS Index (cost—$64,377)	1,205	65,287

OTHER MUTUAL FUNDS—7.0%

ING Global Real Estate (d)	7,057	116,872
Wells Fargo Advantage Short-Term High Yield Bond (e)	14,186	116,748

Total Other Mutual Funds (cost—$217,562)		233,620

PIMCO FUNDS (a)(b)—37.9%

CommoditiesPLUS Strategy	9,036	103,288
Commodity RealReturn Strategy	14,255	100,640
Floating Income	13,561	116,761
Foreign Bond (U.S. Dollar-Hedged)	5,556	59,444
Income	5,977	66,945
Real Return	36,279	437,520
RealEstateRealReturn Strategy	18,911	96,824
Short-Term	25,792	252,243
Total Return	3,002	33,381

Total PIMCO Funds (cost—$1,242,355)		1,267,046

Value*
Total Investments (cost—$3,073,591)—99.3%	$3,322,458

Other assets less liabilities—0.7%	23,959

Net Assets—100.0%	$3,346,417

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2040 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—38.9%

AGIC Emerging Markets Opportunities	10,469	$265,388
AGIC Income & Growth	29,859	367,564
AGIC International Managed Volatility	15,828	196,738
AGIC Opportunity	11,656	265,866
AGIC Systematic Growth	10,127	133,571
NFJ Dividend Value	34,908	434,261
NFJ International Value	14,301	294,181
NFJ Mid-Cap Value	5,226	97,929
NFJ Small-Cap Value	8,459	264,353
RCM Global Commodity Equity (c)	9,588	163,580
RCM Large-Cap Growth	6,839	99,850

Total Allianz Funds (cost—$2,094,628)		2,583,281

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—22.1%

AGIC Global Managed Volatility (c)	11,690	182,010
AGIC International Growth Opportunities (c)	6,421	205,072
AGIC U.S. Emerging Growth	10,425	143,660
NFJ Global Dividend Value	19,578	371,201
RCM Disciplined Equity	26,111	431,875
RCM Short Duration High Income	8,539	134,571

Total Allianz Funds Multi-Strategy Trust (cost—$1,158,075)		1,468,389

EXCHANGE-TRADED FUNDS—1.2%

iShares Dow Jones U.S. Real Estate Index (cost—$81,742)	1,345	80,888

OTHER MUTUAL FUNDS—7.6%

ING Global Real Estate (d)	16,365	270,999
Wells Fargo Advantage Short-Term High Yield Bond (e)	28,765	236,740

Total Other Mutual Funds (cost—$483,156)		507,739

PIMCO FUNDS (a)(b)—29.9%

CommoditiesPLUS Strategy	29,306	334,966
Commodity RealReturn Strategy	23,711	167,403
Floating Income	34,475	296,833
Real Return	44,469	536,300
RealEstateRealReturn Strategy	28,759	147,243
Short-Term	51,478	503,450

Total PIMCO Funds (cost—$2,038,294)		1,986,195

Value*

Total Investments (cost—$5,855,895)—99.7%	$6,626,492

Other assets less liabilities—0.3%	17,413

Net Assets—100.0%	$6,643,905

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions 2045 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—41.0%

AGIC Emerging Markets Opportunities	5,379	$136,355
AGIC Income & Growth	15,179	186,858
AGIC International Managed Volatility	10,340	128,530
AGIC Opportunity	6,836	155,917
AGIC Systematic Growth	5,172	68,220
NFJ Dividend Value	17,895	222,618
NFJ International Value	8,120	167,018
NFJ Mid-Cap Value	10,940	205,018
RCM Global Commodity Equity (c)	5,346	91,202
RCM Large-Cap Growth	2,414	35,239

Total Allianz Funds (cost—$1,230,069)		1,396,975

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—23.5%

AGIC Global Managed Volatility (c)	6,468	100,712
AGIC International Growth Opportunities (c)	3,812	121,768
AGIC U.S. Emerging Growth	6,110	84,184
NFJ Global Dividend Value	10,900	206,660
RCM Disciplined Equity	13,267	219,436
RCM Short Duration High Income	4,278	67,427

Total Allianz Funds Multi-Strategy Trust (cost—$709,448)		800,187

OTHER MUTUAL FUNDS—7.5%

ING Global Real Estate (d)	8,172	135,327
Wells Fargo Advantage Short-Term High Yield Bond (e)	14,473	119,116

Total Other Mutual Funds (cost—$236,100)		254,443

PIMCO FUNDS (a)(b)—27.3%

CommoditiesPLUS Strategy	15,060	172,143
Commodity RealReturn Strategy	19,296	136,228
Floating Income	17,783	153,110
Real Return	16,666	200,997
RealEstateRealReturn Strategy	22,220	113,766
Short-Term	15,496	151,546

Total PIMCO Funds (cost—$902,144)		927,790

Total Investments (cost—$3,077,761)—99.3%		3,379,395

Other assets less liabilities—0.7%		24,130

Net Assets—100.0%		$3,403,525

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions 2050 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—43.6%

AGIC Emerging Markets Opportunities	11,626	$294,708
AGIC Income & Growth	31,945	393,239
AGIC International Managed Volatility	20,768	258,153
AGIC Opportunity	14,152	322,810
AGIC Systematic Growth	9,816	129,481
NFJ Dividend Value	36,955	459,720
NFJ International Value	15,961	328,310
NFJ Mid-Cap Value	5,780	108,317
NFJ Small-Cap Value	9,208	287,748
RCM Global Commodity Equity (c)	11,321	193,129
RCM Large-Cap Growth	4,478	65,387

Total Allianz Funds (cost—$2,326,280)		2,841,002

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—25.1%

AGIC Global Managed Volatility (c)	12,597	196,139
AGIC International Growth Opportunities (c)	8,350	266,688
AGIC U.S. Emerging Growth	13,914	191,729
NFJ Global Dividend Value	20,876	395,808
RCM Disciplined Equity	27,458	454,162
RCM Short Duration High Income	8,379	132,050

Total Allianz Funds Multi-Strategy Trust (cost—$1,322,097)		1,636,576

EXCHANGE-TRADED FUNDS—1.4%

iShares Dow Jones U.S. Real Estate Index (cost—$91,709)	1,509	90,751

OTHER MUTUAL FUNDS—6.6%

ING Global Real Estate (d)	17,919	296,731
Wells Fargo Advantage Short-Term High Yield Bond (e)	16,064	132,211

Total Other Mutual Funds (cost—$404,604)		428,942

PIMCO FUNDS (a)(b)—22.8%

CommoditiesPLUS Strategy	29,145	333,125
Commodity RealReturn Strategy	37,475	264,575
Floating Income	33,750	290,592
Real Return	16,143	194,682
RealEstateRealReturn Strategy	24,643	126,171
Short-Term	27,751	271,406

Total PIMCO Funds (cost—$1,532,352)		1,480,551

Value*

Total Investments (cost—$5,677,042)—99.5%	$6,477,822

Other assets less liabilities—0.5%	33,990

Net Assets—100.0%	$6,511,812

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions 2055 Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—43.7%

AGIC Emerging Markets Opportunities	6,083	$154,208
AGIC Income & Growth	16,688	205,436
AGIC International Managed Volatility	10,942	136,009
AGIC Opportunity	7,355	167,762
AGIC Systematic Growth	5,202	68,616
NFJ Dividend Value	19,383	241,126
NFJ International Value	8,496	174,768
NFJ Mid-Cap Value	11,183	209,568
RCM Global Commodity Equity (c)	5,998	102,324
RCM Large-Cap Growth	2,414	35,238

Total Allianz Funds (cost—$1,316,166)		1,495,055

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—25.0%

AGIC Global Managed Volatility (c)	6,556	102,075
AGIC International Growth Opportunities (c)	4,383	139,977
AGIC U.S. Emerging Growth	7,373	101,604
NFJ Global Dividend Value	10,913	206,917
RCM Disciplined Equity	14,440	238,839
RCM Short Duration High Income	4,288	67,580

Total Allianz Funds
Multi-Strategy Trust (cost—$758,505)		856,992

OTHER MUTUAL FUNDS—6.5%

ING Global Real Estate (d)	9,253	153,240
Wells Fargo Advantage Short-Term High Yield Bond (e)	8,282	68,158

Total Other Mutual Funds (cost—$201,703)		221,398

PIMCO FUNDS (a)(b)—24.1%

CommoditiesPLUS Strategy	15,238	174,173
Commodity RealReturn Strategy	19,368	136,739
Floating Income	17,886	153,993
Real Return	8,400	101,308
RealEstateRealReturn Strategy	22,878	117,134
Short-Term	14,515	141,954

Total PIMCO Funds (cost—$800,660)		825,301

Total Investments (cost—$3,077,034)—99.3%		3,398,746

Other assets less liabilities—0.7%		24,094

Net Assets—100.0%		$3,422,840

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions Global Allocation Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—34.6%

AGIC Emerging Markets Opportunities	314,319	$7,967,977
AGIC Income & Growth	535,714	6,594,636
AGIC International Managed Volatility	706,651	8,783,670
AGIC Opportunity	283,006	6,455,364
AGIC Systematic Growth	166,723	2,199,072
NFJ Dividend Value	442,208	5,501,068
NFJ International Value	697,447	14,346,489
NFJ Large Cap Value	297,340	4,409,557
NFJ Mid-Cap Value	62,887	1,178,504
NFJ Small-Cap Value	207,105	6,472,032
RCM Global Commodity Equity (c)	444,853	7,589,196
RCM Large-Cap Growth	300,893	4,393,035

Total Allianz Funds (cost—$60,461,756)		75,890,600

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—19.4%

AGIC Global Managed Volatility (c)	423,225	6,589,606
AGIC International Growth Opportunities (c)	228,674	7,303,849
AGIC U.S. Emerging Growth	394,863	5,441,204
NFJ Global Dividend Value	583,158	11,056,680
RCM Disciplined Equity	462,341	7,647,127
RCM Short Duration High Income	279,129	4,399,077

Total Allianz Funds Multi-Strategy Trust (cost—$34,406,720)		42,437,543

EXCHANGE-TRADED FUNDS (a)—6.9%

PIMCO 1-5 Year U.S. TIPS Index (cost—$14,873,588)	280,333	15,188,442

OTHER MUTUAL FUNDS—7.0%

ING Global Real Estate (d)	464,095	7,685,412
Wells Fargo Advantage Short-Term High Yield Bond (e)	935,101	7,695,883

Total Other Mutual Funds (cost—$14,713,230)		15,381,295

PIMCO FUNDS (a)(b)—32.2%

CommoditiesPLUS Strategy	191,691	2,191,030
Commodity RealReturn Strategy	638,750	4,509,575
Floating Income	1,026,428	8,837,543
Foreign Bond (U.S. Dollar-Hedged)	1,240,817	13,276,746
Income	1,188,303	13,308,991
Short-Term	2,142,440	20,953,065
Total Return	676,300	7,520,456

Total PIMCO Funds (cost—$69,649,564)		70,597,406

	Principal Amount (000s)	Value*

Repurchase Agreements—0.2%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $543,000; collateralized by Freddie Mac, 3.00%, due 1/17/19, valued at $555,647 including accrued interest (cost—$543,000)	$543	$543,000

Total Investments (cost—$194,647,858)—100.3%		220,038,286

Liabilities in excess of other assets—(0.3)%		(555,827)

Net Assets—100.0%		$219,482,459

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions Global Growth Allocation Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—50.4%

AGIC Emerging Markets Opportunities	17,742	$449,752
AGIC Income & Growth	27,104	333,645
AGIC International Managed Volatility	29,742	369,687
AGIC Opportunity	15,618	356,249
AGIC Systematic Growth	11,082	146,177
NFJ Dividend Value	38,646	480,755
NFJ International Value	32,452	667,528
NFJ Mid-Cap Value	3,484	65,296
NFJ Small-Cap Value	12,973	405,411
RCM Global Commodity Equity (c)	16,934	288,902
RCM Large-Cap Growth	10,254	149,713

Total Allianz Funds (cost—$3,065,212)		3,713,115

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—25.6%

AGIC Global Managed Volatility (c)	14,006	218,069
AGIC International Growth Opportunities (c)	11,790	376,590
AGIC U.S. Emerging Growth	16,033	220,928
NFJ Global Dividend Value	27,500	521,404
RCM Disciplined Equity	28,712	474,903
RCM Short Duration High Income	4,606	72,586

Total Allianz Funds Multi-Strategy Trust (cost—$1,476,926)		1,884,480

EXCHANGE-TRADED FUNDS—1.5%

iShares Dow Jones U.S. Real Estate Index (cost—$112,008)	1,843	110,838

OTHER MUTUAL FUNDS—7.7%

ING Global Real Estate (d)	18,705	309,749
Wells Fargo Advantage Short-Term High Yield Bond (e)	31,534	259,524

Total Other Mutual Funds (cost—$539,350)		569,273

PIMCO FUNDS (a)(b)—14.3%

CommoditiesPLUS Strategy	12,879	147,203
Commodity RealReturn Strategy	34,076	240,580
Floating Income	38,890	334,844
Foreign Bond (U.S. Dollar-Hedged)	13,678	146,349
Income	13,308	149,052
Short-Term	3,679	35,983

Total PIMCO Funds (cost—$1,082,747)		1,054,011

Value*

Total Investments (cost—$6,276,243)—99.5%	$7,331,717

Other assets less liabilities—0.5%	36,893

Net Assets—100.0%	$7,368,610

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions Retirement Income Fund

February 29, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—13.5%

AGIC Emerging Markets Opportunities	7,662	$194,237
AGIC Income & Growth	61,946	762,552
AGIC Opportunity	8,494	193,745
NFJ Dividend Value	61,243	761,864
NFJ International Value	9,391	193,180
NFJ Mid-Cap Value	1,223	22,922
NFJ Small-Cap Value	7,738	241,815
RCM Global Commodity Equity (c)	11,173	190,605

Total Allianz Funds (cost—$2,219,733)		2,560,920

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—11.0%

AGIC Global Managed Volatility (c)	24,314	378,570
AGIC U.S. Emerging Growth	13,997	192,877
NFJ Global Dividend Value	30,140	571,457
RCM Disciplined Equity	34,852	576,451
RCM Short Duration High Income	24,107	379,925

Total Allianz Funds Multi-Strategy Trust (cost—$1,909,576)		2,099,280

EXCHANGE-TRADED FUNDS—12.2%

iShares Barclays TIPS Bond	4,544	539,237
PIMCO 1-5 Year U.S. TIPS Index (a)	33,044	1,790,324

Total Exchange-Traded Funds (cost—$2,250,413)		2,329,561

OTHER MUTUAL FUNDS—4.0%

ING Global Real Estate (d)	22,746	376,674
Wells Fargo Advantage Short-Term High Yield Bond (e)	46,482	382,551

Total Other Mutual Funds (cost—$721,782)		759,225

PIMCO FUNDS (a)(b)—58.7%

Commodity RealReturn Strategy	68,115	480,891
Floating Income	22,278	191,817
Foreign Bond (U.S. Dollar-Hedged)	71,171	761,532
Income	85,121	953,355
Real Return	484,391	5,841,752
RealEstateRealReturn Strategy	17,898	91,636
Short-Term	212,299	2,076,287
Total Return	69,693	774,984

Total PIMCO Funds (cost—$10,626,830)		11,172,254

	Principal Amount (000s)	Value*

Repurchase Agreements—0.9%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $179,000; collateralized by Freddie Mac, 3.00%, due 1/17/19, valued at $183,468 including accrued interest (cost—$179,000)	$179	$179,000

Total Investments (cost—$17,907,334)—100.3%		19,100,240

Liabilities in excess of other assets—(0.3)%		(60,250)

Net Assets—100.0%		$19,039,990

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz AGIC Convertible Fund

February 29, 2012 (unaudited)

	Principal Amount (000s)	Value*
CONVERTIBLE BONDS—84.1%

Aerospace & Defense—2.6%
AAR Corp.,
1.75%, 2/1/26	$10,880	$11,247,200
Triumph Group, Inc.,
2.625%, 10/1/26	3,970	9,309,650

		20,556,850

Airlines—0.6%
Continental Airlines, Inc.,
4.50%, 1/15/15	3,785	5,015,125

Auto Components—1.3%
BorgWarner, Inc.,
3.50%, 4/15/12	3,895	9,907,906

Automotive—2.6%
Ford Motor Co.,
4.25%, 11/15/16	5,440	8,676,800
4.25%, 12/15/36	905	1,418,588
Navistar International Corp.,
3.00%, 10/15/14	9,330	10,554,562

		20,649,950

Biotechnology—2.6%
Cubist Pharmaceuticals, Inc.,
2.50%, 11/1/17	6,860	11,010,300
Gilead Sciences, Inc.,
1.625%, 5/1/16	6,265	7,854,744
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	1,265	1,429,450

		20,294,494

Building & Construction—2.1%
D.R. Horton, Inc.,
2.00%, 5/15/14	8,595	10,851,187
MasTec, Inc.,
4.00%, 6/15/14	4,350	5,872,500

		16,723,687

Commercial Services—4.7%
Alliance Data Systems Corp.,
1.75%, 8/1/13	6,840	10,747,350
DFC Global Corp.,
3.00%, 4/1/28	7,145	8,243,544
FTI Consulting, Inc.,
3.75%, 7/15/12	6,755	8,739,281
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	5,250	9,765,000

		37,495,175

	Principal Amount (000s)	Value*

Communications—7.4%
DealerTrack Holdings, Inc. (a)(b)(c),
1.50%, 3/15/17	$4,580	$4,657,961
Equinix, Inc.,
4.75%, 6/15/16	6,100	11,117,250
Interpublic Group of Cos., Inc.,
4.75%, 3/15/23	9,680	11,228,800
Priceline.com, Inc. (a)(b),
1.25%, 3/15/15	4,925	10,434,844
Symantec Corp., Ser. B,
1.00%, 6/15/13	9,140	10,236,800
VeriSign, Inc.,
3.25%, 8/15/37	8,550	10,687,500

		58,363,155

Computers & Peripherals—4.4%
Cadence Design Systems, Inc.,
2.625%, 6/1/15	5,265	8,792,550
EMC Corp., Ser. B,
1.75%, 12/1/13	6,820	12,020,250
NetApp, Inc.,
1.75%, 6/1/13	3,075	4,374,188
SanDisk Corp.,
1.50%, 8/15/17	8,215	9,878,537

		35,065,525

Diversified Manufacturing—1.9%
Actuant Corp.,
2.00%, 11/15/23	6,825	9,921,844
Textron, Inc.,
4.50%, 5/1/13	2,395	5,116,319

		15,038,163

Electrical Equipment—1.3%
EnerSys (e),
3.375%, 6/1/38	9,125	10,493,750

Financial Services—1.7%
Air Lease Corp. (a)(b),
3.875%, 12/1/18	6,415	7,128,669
BGC Partners, Inc. (a)(b),
4.50%, 7/15/16	6,795	6,616,631

		13,745,300

Healthcare—1.4%
Hologic, Inc. (e),
2.00%, 12/15/37	9,350	10,962,875

Healthcare & Hospitals—1.7%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	2,675	2,825,469
Molina Healthcare, Inc.,
3.75%, 10/1/14	7,940	10,262,450

		13,087,919

Schedule of Investments

Allianz AGIC Convertible Fund

February 29, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

Hotels/Gaming—1.4%
MGM Resorts International,
4.25%, 4/15/15	$10,375	$11,153,125

Insurance—2.7%
American Equity Investment Life Holding Co. (a)(b),
3.50%, 9/15/15	9,635	11,128,425
Amtrust Financial Services, Inc. (a)(b),
5.50%, 12/15/21	9,410	10,386,287

		21,514,712

Machinery—3.4%
Chart Industries, Inc.,
2.00%, 8/1/18	8,675	11,006,406
Greenbrier Cos., Inc. (a)(b),
3.50%, 4/1/18	9,855	10,212,244
Terex Corp.,
4.00%, 6/1/15	3,380	5,855,850

		27,074,500

Materials & Processing—2.0%
Allegheny Technologies, Inc.,
4.25%, 6/1/14	5,925	7,813,594
Steel Dynamics, Inc.,
5.125%, 6/15/14	7,050	8,054,625

		15,868,219

Multi-Media—4.2%
Liberty Interactive LLC,
3.125%, 3/30/23	9,125	10,972,812
3.50%, 1/15/31	18,475	11,315,938
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	7,670	11,294,075

		33,582,825

Oil & Gas—3.7%
Hornbeck Offshore Services, Inc. (e),
1.625%, 11/15/26	9,610	10,530,638
Oil States International, Inc.,
2.375%, 7/1/25	3,685	9,442,812
Pioneer Natural Resources Co.,
2.875%, 1/15/38	4,820	9,145,950

		29,119,400

Pharmaceuticals—9.6%
Akorn, Inc. (a)(b),
3.50%, 6/1/16	6,230	9,999,150
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	5,160	9,584,700
Endo Pharmaceuticals Holdings, Inc.,
1.75%, 4/15/15	8,405	11,661,937
Mylan, Inc.,
1.25%, 3/15/12	2,780	2,814,750
3.75%, 9/15/15	4,550	8,582,438

	Principal Amount (000s)	Value*

Salix Pharmaceuticals Ltd.,
2.75%, 5/15/15	$8,420	$11,156,500
Valeant Pharmaceuticals
International, Inc. (a)(b),
5.375%, 8/1/14	2,820	10,497,450
Viropharma, Inc.,
2.00%, 3/15/17	6,285	11,399,419

		75,696,344

Real Estate Investment Trust—3.8%
Boston Properties L.P.,
3.75%, 5/15/36	8,360	9,446,800
DDR Corp.,
1.75%, 11/15/40	10,120	10,904,300
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	7,705	10,132,075

		30,483,175

Retail—2.7%
Group 1 Automotive, Inc. (e),
2.25%, 6/15/36	9,760	10,516,400
Iconix Brand Group, Inc. (a)(b),
2.50%, 6/1/16	4,470	4,470,000
Saks, Inc.,
2.00%, 3/15/24	5,710	6,109,700

		21,096,100

Technology—9.8%
Concur Technologies, Inc. (a)(b),
2.50%, 4/15/15	5,835	7,636,556
Micron Technology, Inc., Ser. A (a)(b),
1.50%, 8/1/31	10,825	11,812,781
Nuance Communications, Inc.,
2.75%, 8/15/27	7,445	11,055,825
ON Semiconductor Corp.,
2.625%, 12/15/26	9,365	10,793,163
Salesforce.com, Inc.,
0.75%, 1/15/15	3,910	6,871,825
Teradyne, Inc.,
4.50%, 3/15/14	2,360	7,209,800
VeriFone Systems, Inc.,
1.375%, 6/15/12	10,380	11,625,600
Xilinx, Inc.,
2.625%, 6/15/17	7,770	10,819,725

		77,825,275

Telecommunications—3.4%
Anixter International, Inc.,
1.00%, 2/15/13	8,765	10,759,037
Ciena Corp. (a)(b),
3.75%, 10/15/18	5,845	6,334,519

Schedule of Investments

Allianz AGIC Convertible Fund

February 29, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

SBA Communications Corp.,
1.875%, 5/1/13	$8,545	$10,179,231

		27,272,787

Wholesale—1.1%
WESCO International, Inc.,
6.00%, 9/15/29	3,840	9,000,000

Total Convertible Bonds (cost—$588,840,295)		667,086,336

	Shares
CONVERTIBLE PREFERRED STOCK—13.1%

Auto Components—0.9%
Goodyear Tire & Rubber Co.,
5.875%, 4/1/14	153,850	7,181,718

Automobiles—1.3%
General Motors Co., Ser. B,
4.75%, 12/1/13	234,790	10,023,185

Financial Services—4.0%
AMG Capital Trust I,
5.10%, 4/15/36	210,890	10,595,366
Bank of America Corp., Ser. L (d),
7.25%, 1/30/13	11,930	11,245,218
Wells Fargo & Co., Ser. L (d),
7.50%, 3/15/13	9,215	10,127,285

		31,967,869

Household Durables—1.4%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	85,360	10,694,754

Insurance—1.4%
MetLife, Inc.,
5.00%, 9/11/13	158,310	11,460,061

Oil, Gas & Consumable Fuels—1.5%
Apache Corp., Ser. D,
6.00%, 8/1/13	191,160	11,601,501

Road/Rail—1.2%
2010 Swift Mandatory Common Exchange Security Trust (a)(b),
6.00%, 12/31/13	821,265	9,679,676

Utilities—1.4%
PPL Corp.,
8.75%, 5/1/14	201,160	10,808,327

Total Convertible Preferred Stock (cost—$99,587,708)		103,417,091

	Principal Amount (000s)	Value*
Repurchase Agreements—2.6%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $20,986,006; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $21,406,907 including accrued interest (cost—$20,986,000)	$20,986	$20,986,000

Total Investments (cost—$709,414,003)—99.8%		791,489,427

Other assets less liabilities—0.2%		1,279,757

Net Assets—100.0%		$792,769,184

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $142,421,343, representing 18.0% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued. To be settled after February 29, 2012.
(d)	Perpetual maturity. The date shown is the next call date.
(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Schedule of Investments

Allianz AGIC Focused Opportunity Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—99.2%

Air Freight & Logistics—1.5%
Expeditors International of Washington, Inc.	1,425	$62,173

Airlines—2.2%
Copa Holdings S.A., Class A	1,275	91,252

Automobiles—1.6%
Tesla Motors, Inc. (a)	1,975	65,985

Biotechnology—4.3%
Cubist Pharmaceuticals, Inc. (a)	1,275	54,646
Emergent Biosolutions, Inc. (a)	4,600	70,242
Myriad Genetics, Inc. (a)	2,225	53,845

		178,733

Capital Markets—4.6%
Financial Engines, Inc. (a)	3,900	89,895
WisdomTree Investments, Inc. (a)	14,375	101,775

		191,670

Chemicals—1.8%
CF Industries Holdings, Inc.	400	74,400

Commercial Services & Supplies—3.5%
Mobile Mini, Inc. (a)	3,900	84,240
Ritchie Bros Auctioneers, Inc.	2,475	60,439

		144,679

Communications Equipment—9.4%
Acme Packet, Inc. (a)	5,050	153,924
Aruba Networks, Inc. (a)	3,199	69,066
Sycamore Networks, Inc. (a)	9,250	170,848

		393,838

Diversified Consumer Services—2.3%
American Public Education, Inc. (a)	2,425	94,963

Electrical Equipment—2.1%
Polypore International, Inc. (a)	2,125	87,380

Electronic Equipment, Instruments & Components—2.2%
IPG Photonics Corp. (a)	1,775	93,418

Energy Equipment & Services—2.7%
Weatherford International Ltd. (a)	7,075	113,058

Health Care Equipment & Supplies—4.2%
Abiomed, Inc. (a)	2,225	46,458
Align Technology, Inc. (a)	2,375	60,824
Zoll Medical Corp. (a)	950	69,492

		176,774

	Shares	Value*

Hotels, Restaurants & Leisure—1.2%
Life Time Fitness, Inc. (a)	1,050	$51,944

Household Durables—1.3%
Tempur-Pedic International, Inc. (a)	700	55,300

Internet & Catalog Retail—5.2%
Groupon, Inc. (a)	3,500	69,003
NetFlix, Inc. (a)	650	71,974
Shutterfly, Inc. (a)	2,875	78,660

		219,637

Internet Software & Services—3.9%
Constant Contact, Inc. (a)	2,675	80,892
VistaPrint NV (a)	2,025	82,377

		163,269

IT Services—2.5%
Lender Processing Services, Inc.	4,800	105,792

Machinery—4.6%
Wabash National Corp. (a)	10,963	115,769
Wabtec Corp.	1,050	78,467

		194,236

Metals & Mining—7.7%
Allegheny Technologies, Inc.	1,875	82,256
Globe Specialty Metals, Inc.	6,450	91,719
Horsehead Holding Corp. (a)	8,250	94,050
Walter Energy, Inc.	850	55,106

		323,131

Oil, Gas & Consumable Fuels—14.1%
Carrizo Oil & Gas, Inc. (a)	4,900	138,033
Comstock Resources, Inc. (a)	16,150	258,884
Quicksilver Resources, Inc. (a)	12,650	70,081
Ultra Petroleum Corp. (a)	4,900	122,304

		589,302

Pharmaceuticals—1.4%
Questcor Pharmaceuticals, Inc. (a)	1,475	57,377

Professional Services—2.0%
Acacia Research Corp. (a)	2,125	83,938

Semiconductors & Semiconductor Equipment—1.9%
Cavium, Inc. (a)	2,175	77,713

Software—3.7%
BroadSoft, Inc. (a)	4,265	155,118

Textiles, Apparel & Luxury Goods—2.9%
Lululemon Athletica, Inc. (a)	1,000	67,020
Under Armour, Inc., Class A (a)	600	53,544

		120,564

Schedule of Investments

Allianz AGIC Focused Opportunity Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Thrifts & Mortgage Finance—2.5%
MGIC Investment Corp. (a)	22,925	$103,392

Trading Companies & Distributors—1.9%
United Rentals, Inc. (a)	1,925	80,234

Total Common Stock (cost—$4,159,038)		4,149,270

	Principal Amount (000s)
Repurchase Agreements—12.0%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $505,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $520,269 including accrued interest (cost—$505,000)	$505	505,000

Total Investments (cost—$4,664,038)—111.2%		4,654,270

Liabilities in excess of other assets—(11.2)%		(469,700)

Net Assets—100.0%		$4,184,570

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz AGIC Global Managed Volatility Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—97.2%

Canada—7.4%
Alimentation Couche Tard, Inc.	1,915	$59,011
BCE, Inc.	8,565	350,927
Bell Aliant, Inc.	2,977	82,831
Fairfax Financial Holdings Ltd.	178	73,575
Manitoba Telecom Services, Inc.	2,323	77,594
TELUS Corp.	2,475	144,255

		788,193

China—10.1%
Bank of Communications Co., Ltd.	60,000	49,204
China Mobile Ltd.	35,200	374,652
Huaneng Power International, Inc.	150,000	95,501
Maanshan Iron & Steel, Class H	230,000	78,775
Sinopec Yizheng Chemical Fibre Co., Ltd.	90,000	26,789
Tingyi Cayman Islands Holding Corp.	39,700	116,972
Tsingtao Brewery Co., Ltd., Class H	12,800	68,902
Zijin Mining Group Co., Ltd., Class H	398,000	189,863
ZTE Corp., Class H	22,600	67,322

		1,067,980

Hong Kong—6.6%
CLP Holdings Ltd.	17,100	151,203
First Pacific Co., Ltd.	58,000	64,767
Hong Kong & China Gas Co., Ltd.	10,600	27,077
Hongkong Land Holdings Ltd.	15,000	83,951
Jardine Matheson Holdings Ltd.	700	35,628
Jardine Strategic Holdings Ltd.	1,500	44,754
Link REIT	34,800	130,117
Power Assets Holdings Ltd.	22,200	165,660

		703,157

Japan—18.1%
Benesse Holdings, Inc.	800	36,850
Chugai Pharmaceutical Co., Ltd.	3,800	62,269
East Japan Railway Co.	2,000	128,778
Eisai Co., Ltd.	1,000	40,623
Japan Real Estate Investment Corp., REIT	7	62,006
Kintetsu Corp.	19,000	72,472
Nippon Building Fund, Inc., REIT	9	86,404
Nippon Telegraph & Telephone Corp.	6,800	320,092
Nissin Food Products Co., Ltd.	2,400	89,902
NTT DoCoMo, Inc.	192	327,500
Ono Pharmaceutical Co., Ltd.	900	49,259
Osaka Gas Co., Ltd.	17,000	65,175
Raito Kogyo Co., Ltd.	10,700	65,417
Secom Co., Ltd.	1,000	47,646
Takeda Pharmaceutical Co., Ltd.	4,500	203,063
Tokyo Gas Co., Ltd.	14,000	63,726
West Japan Railway Co.	4,900	200,151

		1,921,333

	Shares	Value*

Switzerland—3.2%
Nestle S.A.	4,188	$256,032
Novartis AG	631	34,393
Swisscom AG	114	45,401

		335,826

United Kingdom—2.3%
De La Rue PLC	1,751	27,365
Randgold Resources Ltd.	1,842	210,964

		238,329

United States—49.5%
Abbott Laboratories	2,400	135,864
Altria Group, Inc.	8,000	240,800
American Capital Agency Corp., REIT	10,500	322,455
Annaly Capital Management, Inc., REIT	20,900	347,358
Autozone, Inc. (b)	500	187,240
Brocade Communications Systems, Inc. (b)	15,800	93,163
Capitol Federal Financial, Inc.	10,800	126,252
Duke Energy Corp.	15,000	313,800
General Mills, Inc.	8,600	329,466
Goodrich Corp.	600	75,615
Hershey Co.	4,700	285,290
Johnson & Johnson	4,000	260,320
Kimberly-Clark Corp.	5,500	400,840
Kraft Foods, Inc., Class A	4,000	152,280
Lorillard, Inc.	1,600	208,376
McDonald’s Corp.	3,400	337,552
PepsiCo, Inc.	5,500	346,170
Procter & Gamble Co.	5,500	371,360
Southern Co.	8,200	362,358
Wal-Mart Stores, Inc.	6,100	360,388

		5,256,947

Total Investments (cost—$10,127,726) (a)—97.2%		10,311,765

Other assets less liabilities—2.8%		300,243

Net Assets—100.0%		$10,612,008

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,722,527 representing 35.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

Allianz AGIC High Yield Bond Fund

February 29, 2012 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES—93.4%

Aerospace & Defense—4.1%
AAR Corp. (a)(b),
7.25%, 1/15/22	$3,020	$3,103,050
BE Aerospace, Inc.,
8.50%, 7/1/18	2,725	3,041,781
TransDigm, Inc.,
7.75%, 12/15/18	1,905	2,105,025
Triumph Group, Inc.,
8.00%, 11/15/17	1,295	1,414,788

		9,664,644

Apparel & Textiles—1.3%
Quiksilver, Inc.,
6.875%, 4/15/15	3,000	3,022,500

Auto Components—4.3%
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17	3,000	3,120,000
Commercial Vehicle Group, Inc. (a)(b),
7.875%, 4/15/19	3,000	3,045,000
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	2,500	2,712,500
Titan International, Inc.,
7.875%, 10/1/17	1,055	1,126,212

		10,003,712

Automotive—3.4%
Chrysler Group LLC,
8.25%, 6/15/21	2,985	3,029,775
Jaguar Land Rover PLC (a)(b),
7.75%, 5/15/18	2,005	2,085,200
Navistar International Corp.,
8.25%, 11/1/21	2,725	2,994,094

		8,109,069

Building & Construction—4.3%
Beazer Homes USA, Inc.,
9.125%, 5/15/19	760	651,700
Dycom Investments, Inc.,
7.125%, 1/15/21	2,130	2,199,225
Gibraltar Industries, Inc.,
8.00%, 12/1/15	2,326	2,402,758
KB Home,
8.00%, 3/15/20	1,715	1,749,300
MasTec, Inc.,
7.625%, 2/1/17	355	370,088
Standard Pacific Corp.,
8.375%, 5/15/18	2,600	2,795,000

		10,168,071

Chemicals—0.5%
Omnova Solutions, Inc.,
7.875%, 11/1/18	1,155	1,079,925

	Principal Amount (000s)	Value*

Commercial Services—11.2%
Avis Budget Car Rental LLC,
7.75%, 5/15/16	$2,500	$2,593,750
9.75%, 3/15/20	500	550,000
Cardtronics, Inc.,
8.25%, 9/1/18	2,190	2,425,425
Cenveo Corp. (a)(b),
10.50%, 8/15/16	2,355	2,319,675
Deluxe Corp.
7.00%, 3/15/19	1,650	1,678,875
Emergency Medical Services Corp.,
8.125%, 6/1/19	3,140	3,312,700
ExamWorks Group, Inc. (a)(b),
9.00%, 7/15/19	3,195	3,131,100
Hertz Corp.,
6.75%, 4/15/19	1,370	1,441,925
6.75%, 4/15/19 (a)(b)(c)	725	763,063
Interactive Data Corp.,
10.25%, 8/1/18	965	1,092,862
National Money Mart Co.,
10.375%, 12/15/16	1,685	1,876,669
RSC Equipment Rental, Inc.,
8.25%, 2/1/21	1,980	2,108,700
United Rentals North America, Inc.,
8.375%, 9/15/20	3,010	3,130,400

		26,425,144

Consumer Products—3.1%
Jarden Corp.,
7.50%, 5/1/17	930	1,029,975
Revlon Consumer Products Corp.,
9.75%, 11/15/15	2,765	3,003,481
Reynolds Group Issuer, Inc. (a)(b),
9.875%, 8/15/19	3,180	3,291,300

		7,324,756

Diversified Manufacturing—1.2%
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	2,840	2,911,000

Electrical Equipment—1.7%
General Cable Corp.,
7.125%, 4/1/17	620	643,250
WireCo WorldGroup, Inc. (a)(b),
10.25%, 5/15/17	3,335	3,435,050

		4,078,300

Electronics—2.4%
Kemet Corp.,
10.50%, 5/1/18	2,144	2,347,680
NXP BV (a)(b),
9.75%, 8/1/18	2,965	3,368,981

		5,716,661

Schedule of Investments

Allianz AGIC High Yield Bond Fund

February 29, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

Energy—0.7%
Patriot Coal Corp.,
8.25%, 4/30/18	$1,805	$1,633,525

Financial Services—6.3%
CIT Group, Inc. (a)(b),
7.00%, 5/2/16	3,300	3,312,375
Community Choice Financial,Inc. (a)(b),
10.75%, 5/1/19	3,000	2,925,000
International Lease Finance Corp.,
8.25%, 12/15/20	2,980	3,329,342
PBF Holding Co. LLC (a)(b),
8.25%, 2/15/20	1,670	1,678,350
SLM Corp.,
8.45%, 6/15/18	2,000	2,250,000
Springleaf Finance Corp.,
6.90%, 12/15/17	1,555	1,212,900

		14,707,967

Healthcare—0.6%
Hanger Orthopedic Group, Inc.,
7.125%, 11/15/18	195	206,944
Kinetic Concepts, Inc. (a)(b),
10.50%, 11/1/18	1,050	1,102,500

		1,309,444

Hotels/Gaming—2.6%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	910	1,001,000
12.75%, 4/15/18	2,495	2,158,175
MGM Resorts International,
11.375%, 3/1/18	2,500	2,962,500

		6,121,675

Household Products—0.3%
Libbey Glass, Inc.,
10.00%, 2/15/15	688	742,180

Internet Software & Services—2.1%
Earthlink, Inc.,
8.875%, 5/15/19	2,800	2,667,000
Equinix, Inc.,
8.125%, 3/1/18	2,000	2,242,500

		4,909,500

Leisure—1.1%
NCL Corp., Ltd.,
9.50%, 11/15/18	2,405	2,615,438

Machinery—0.6%
Terex Corp.,
8.00%, 11/15/17	1,265	1,331,412

	Principal Amount (000s)	Value*

Metals & Mining—1.1%
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	$2,810	$2,704,625

Multi-Media—4.9%
Cablevision Systems Corp.,
8.625%, 9/15/17	2,460	2,785,950
Cambium Learning Group, Inc.,
9.75%, 2/15/17	3,080	3,049,200
CCO Holdings LLC,
6.50%, 4/30/21	580	619,150
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	1,990	2,189,000
Mediacom Broadband LLC,
8.50%, 10/15/15	2,730	2,832,375

		11,475,675

Oil & Gas—7.1%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	2,465	2,686,850
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	2,500	2,612,500
Chesapeake Energy Corp.,
7.25%, 12/15/18	430	468,700
Concho Resources, Inc.,
7.00%, 1/15/21	1,900	2,147,000
Endeavour International Corp. (a)(b),
12.00%, 3/1/18	1,035	1,035,000
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	2,505	2,786,812
EV Energy Partners L.P.,
8.00%, 4/15/19	1,100	1,160,500
Pioneer Drilling Co.,
9.875%, 3/15/18	870	935,250
United Refining Co.,
10.50%, 2/28/18	3,000	2,940,000

		16,772,612

Paper/Paper Products—0.2%
Verso Paper Holdings LLC,
8.75%, 2/1/19	715	357,500

Pharmaceuticals—0.9%
Endo Pharmaceuticals Holdings, Inc.,
7.00%, 12/15/20	1,855	2,042,819

Real Estate Investment Trust—0.8%
Host Hotels & Resorts L.P.,
6.875%, 11/1/14	1,947	1,995,675

Retail—6.2%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	2,280	2,245,800

Schedule of Investments

Allianz AGIC High Yield Bond Fund

February 29, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

DineEquity, Inc.,
9.50%, 10/30/18	$3,000	$3,322,500
Inergy L.P.,
6.875%, 8/1/21	3,145	3,050,650
Liz Claiborne, Inc. (a)(b),
10.50%, 4/15/19	2,920	3,233,900
Neiman Marcus Group, Inc.,
10.375%, 10/15/15	2,680	2,803,977

		14,656,827

Technology—4.3%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	3,000	3,307,500
First Data Corp.,
9.875%, 9/24/15	3,245	3,318,012
12.625%, 1/15/21	1,260	1,329,300
Freescale Semiconductor, Inc. (a)(b),
10.125%, 3/15/18	1,900	2,132,750

		10,087,562

Telecommunications—11.1%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	3,340	3,198,050
Clearwire Communications LLC (a)(b),
12.00%, 12/1/15	670	654,925
Cricket Communications, Inc.,
7.75%, 10/15/20	855	853,931
Crown Castle International Corp.,
9.00%, 1/15/15	1,000	1,107,500
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	2,390	2,605,100
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	1,995	2,104,725
ITC Deltacom, Inc.,
10.50%, 4/1/16	2,435	2,550,663
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	2,500	2,581,250
Nextel Communications, Inc.,
7.375%, 8/1/15	2,545	2,525,912
NII Capital Corp.,
8.875%, 12/15/19	2,170	2,349,025
Sprint Nextel Corp. (a)(b),
11.50%, 11/15/21	1,050	1,147,125
West Corp.,
11.00%, 10/15/16	2,535	2,702,944
Windstream Corp. (a)(b),
7.50%, 6/1/22	1,500	1,620,000

		26,001,150

Trading Companies & Distributors—1.2%
Aircastle Ltd.,
9.75%, 8/1/18	2,460	2,785,950

	Principal Amount (000s)	Value*

Transportation—2.3%
Quality Distribution LLC,
9.875%, 11/1/18	$2,020	$2,219,475
Swift Services Holdings, Inc.,
10.00%, 11/15/18	2,810	3,087,488

		5,306,963

Utilities—1.1%
Edison Mission Energy,
7.00%, 5/15/17	1,650	1,113,750
Texas Competitive Electric Holdings Co. LLC (a)(b),
11.50%, 10/1/20	2,000	1,360,000

		2,473,750

Wholesale—0.4%
WESCO Distribution, Inc.,
7.50%, 10/15/17	890	912,250

Total Corporate Bonds & Notes (cost—$210,719,924)		219,448,281

Repurchase Agreements—5.0%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $11,700,003; collateralized by Freddie Mac, 3.00%, due 1/17/19, valued at $11,935,920 including accrued interest (cost—$11,700,000)	11,700	11,700,000

Total Investments (cost—$222,419,924)—98.4%		231,148,281

Other assets less liabilities—1.6%		3,816,064

Net Assets—100.0%		$234,964,345

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $44,744,344, representing 19.0% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after February 29, 2012.

Schedule of Investments

Allianz AGIC International Growth Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—98.1%

Australia—3.5%
BHP Billiton Ltd.	63,030	$2,440,235
Newcrest Mining Ltd.	32,195	1,149,015
Rio Tinto Ltd.	8,280	594,845

		4,184,095

Belgium—1.5%
Anheuser-Busch InBev NV	25,730	1,728,572

Canada—2.8%
Imperial Oil Ltd.	69,377	3,315,820

China—5.9%
Baidu, Inc. ADR (b)	12,800	1,749,760
China Mobile Ltd.	134,500	1,431,555
Haier Electronics Group Co., Ltd. (b)	1,375,000	1,711,515
Hengan International Group Co., Ltd.	124,000	1,122,235
Industrial & Commercial Bank of China, Class H	1,452,000	1,059,473

		7,074,538

Denmark—3.3%
Novo Nordisk A/S, Class B	28,210	3,954,415

France—4.6%
BNP Paribas S.A.	13,084	636,753
Cie Generale d’Optique Essilor International S.A.	18,732	1,490,611
Eutelsat Communications S.A.	43,722	1,629,458
Technip S.A.	16,278	1,774,866

		5,531,688

Germany—8.4%
Adidas AG	19,503	1,532,282
Bayerische Motoren Werke AG	26,939	2,487,436
Deutsche Bank AG	39,097	1,824,434
Fresenius Medical Care AG & Co. KGaA	19,161	1,344,206
Infineon Technologies AG	116,259	1,173,752
Kabel Deutschland Holding AG (b)	27,737	1,665,806

		10,027,916

Hong Kong—4.3%
AIA Group Ltd.	603,393	2,277,587
Power Assets Holdings Ltd.	384,500	2,869,209

		5,146,796

Israel—1.0%
Mellanox Technologies Ltd. (b)	31,400	1,198,538

Italy—4.0%
Intesa Sanpaola SpA	905,014	1,764,094
Prada SpA (b)	317,600	1,785,196
Prysmian SpA	69,977	1,205,621

		4,754,911

	Shares	Value*

Japan—19.1%
Aisin Seiki Co., Ltd.	31,300	$1,111,992
Canon, Inc.	35,700	1,628,034
Denso Corp.	33,100	1,103,523
East Japan Railway Co.	22,200	1,421,046
FANUC Corp.	13,000	2,363,209
Honda Motor Co., Ltd.	31,900	1,225,208
Hulic Co., Ltd.	78,400	974,201
Kajima Corp.	330,000	1,016,511
Kewpie Corp.	71,600	986,977
Komatsu Ltd.	61,500	1,830,471
Mitsubishi UFJ Financial Group, Inc.	436,800	2,257,432
Murata Manufacturing Co., Ltd.	23,200	1,391,906
Rakuten, Inc.	852	846,815
Sanrio Co., Ltd.	22,800	934,642
Toyota Motor Corp.	28,400	1,180,574
Trend Micro, Inc.	30,000	875,633
Unicharm Corp.	32,300	1,668,015

		22,816,189

Korea (Republic of)—0.9%
Hyundai Motor Co.	5,509	1,061,121

Netherlands—1.0%
Nutreco NV	16,428	1,229,876

Norway—1.1%
DnB ASA	102,607	1,317,023

South Africa—1.4%
Aspen Pharmacare Holdings Ltd. (b)	116,430	1,681,583

Sweden—2.1%
Meda AB, Class A	138,681	1,309,400
Volvo AB, Ser. B	79,732	1,163,898

		2,473,298

Switzerland—4.0%
Cie Financiere Richemont S.A.	30,147	1,848,754
Nestle S.A.	13,007	795,180
Novartis AG	39,620	2,159,534

		4,803,468

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,900	1,334,388

United Kingdom—28.1%
Aggreko PLC	58,360	2,050,181
ARM Holdings PLC	112,481	1,013,995
Barclays PLC	466,835	1,807,725
BG Group PLC	86,713	2,092,672
British American Tobacco PLC	44,928	2,266,188

Schedule of Investments

Allianz AGIC International Growth Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

HSBC Holdings PLC	163,957	$1,452,585
HSBC Holdings PLC (c)	52,800	469,854
Hunting PLC	126,466	1,654,238
Imagination Technologies Group PLC (b)	152,176	1,482,837
Johnson Matthey PLC	49,014	1,798,296
National Grid PLC	100,374	1,022,272
Petrofac Ltd.	55,052	1,392,034
SABMiller PLC	41,485	1,680,000
Shire PLC	34,538	1,204,565
Standard Chartered PLC	72,796	1,872,721
Tate & Lyle PLC	152,472	1,689,402
Telecity Group PLC (b)	193,024	2,113,040
Tullow Oil PLC	98,208	2,304,912
Vodafone Group PLC	907,509	2,444,756
Weir Group PLC	52,782	1,766,383

		33,578,656

Total Common Stock (cost—$100,092,052)		117,212,891

	Principal Amount (000s)
Repurchase Agreements—2.5%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $3,014,001; collateralized by Fannie Mae, 5.375%, due 6/12/17, valued at $3,078,206 including accrued interest (cost—$3,014,000)	$3,014	3,014,000

Total Investments (cost—$103,106,052) (a)—100.6%		120,226,891

Liabilities in excess of other assets—(0.6)%		(754,892)

Net Assets—100.0%		$119,471,999

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $107,174,150, representing 89.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Security trading on Hong Kong Stock Exchange.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC International Growth Opportunities Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—95.5%

Australia—1.2%
NRW Holdings Ltd.	413,463	$1,686,364

Brazil—1.7%
Mills Estruturas e Servicos de Engenharia S.A.	180,300	2,351,853

Canada—10.6%
AuRico Gold, Inc. (b)	216,954	2,126,892
Calfrac Well Services Ltd.	64,571	2,109,839
Cineplex, Inc.	65,405	1,766,256
Cogeco Cable, Inc.	57,370	2,825,449
Home Capital Group, Inc.	30,512	1,523,364
Neo Material Technologies, Inc. (b)	308,919	2,719,374
Southern Pacific Resource Corp. (b)	794,972	1,470,311

		14,541,485

China—5.8%
7 Days Group Holdings Ltd. ADR (b)	124,900	1,918,464
Concord Medical Services Holdings Ltd. ADR	53,639	208,119
Hollysys Automation Technologies Ltd. (b)	190,400	1,934,464
Mongolian Mining Corp. (b)	1,972,500	1,816,723
Noah Holdings Ltd. ADR (b)	92,600	741,726
Xingda International Holdings Ltd.	2,549,000	1,341,442

		7,960,938

Finland—1.6%
Outotec Oyj	35,783	2,194,392

France—3.3%
Ingenico	95,857	4,575,605

Germany—9.1%
Carl Zeiss Meditec AG	110,608	2,589,019
Deutsche Wohnen AG	172,292	2,289,000
GEA Group AG	48,953	1,653,542
Gerresheimer AG	44,995	1,996,373
Kabel Deutschland Holding AG (b)	39,591	2,377,724
Wirecard AG	83,374	1,644,301

		12,549,959

Hong Kong—5.6%
Dah Sing Financial Holdings Ltd.	418,400	1,646,295
L’Occitane International S.A.	1,225,500	2,906,084
VTech Holdings Ltd.	284,000	3,194,063

		7,746,442

Italy—0.9%
Safilo Group SpA (b)	181,656	1,256,455

	Shares	Value*

Japan—11.6%
Air Water, Inc.	220,000	$2,874,471
FP Corp.	29,500	1,831,780
Nabtesco Corp.	98,300	2,292,103
Nippon Shokubai Co., Ltd.	191,000	2,261,658
OKUMA Corp.	170,000	1,417,630
Tadano Ltd.	476,000	3,290,582
Tsuruha Holdings, Inc.	37,800	1,945,919

		15,914,143

Malaysia—1.6%
Alliance Financial Group Bhd.	1,743,000	2,246,299

Netherlands—1.8%
Koninklijke Ten Cate NV	37,544	1,218,774
Unit 4 NV	42,775	1,211,870

		2,430,644

Norway—3.2%
Pacific Drilling S.A. (b)	160,200	1,723,752
Petroleum Geo-Services ASA (b)	177,118	2,695,412

		4,419,164

Singapore—4.7%
Goodpack Ltd.	1,469,000	1,608,373
Hyflux Ltd.	1,567,500	1,831,577
M1 Ltd.	1,521,000	3,037,326

		6,477,276

Switzerland—3.7%
Dufry AG (b)	23,957	2,898,942
Partners Group Holding AG	11,893	2,213,290

		5,112,232

United Kingdom—29.1%
Abcam PLC	470,158	2,534,107
African Minerals Ltd. (b)	264,752	2,420,384
APR Energy PLC (b)	48,074	791,578
ARM Holdings PLC	142,738	1,286,756
Britvic PLC	351,619	2,121,481
Catlin Group Ltd.	395,332	2,615,769
Chemring Group PLC	348,465	2,425,181
Cookson Group PLC	157,529	1,689,328
Croda International PLC	92,258	3,157,569
Hargreaves Lansdown PLC	287,297	1,954,050
Hikma Pharmaceuticals PLC	220,943	2,572,960
IG Group Holdings PLC	328,170	2,310,120
John Wood Group PLC	138,575	1,670,708
Meggitt PLC	336,324	2,065,079
Petrofac Ltd.	78,375	1,981,775
Rotork PLC	93,912	3,094,714
Senior PLC	1,029,950	3,198,838
Victrex PLC	107,137	2,258,303

		40,148,700

Total Common Stock (cost—$110,469,579)		131,611,951

Schedule of Investments

Allianz AGIC International Growth Opportunities Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*
PREFERRED STOCK—1.9%

Brazil—1.9%
Banco do Estado do Rio Grande do Sul, Class B (cost—$647,270)	221,400	$2,637,848

	Principal Amount (000s)
Repurchase Agreements—1.2%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $1,652,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $1,685,455 including accrued interest (cost—$1,652,000)	$1,652	1,652,000

Total Investments (cost—$112,768,849) (a)—98.6%		135,901,799

Other assets less liabilities—1.4%		1,905,043

Net Assets—100.0%		$137,806,842

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $107,400,510, representing 77.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Micro Cap Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—96.7%

Aerospace & Defense—1.2%
Astronics Corp. (b)	7,500	$250,725
LMI Aerospace, Inc. (b)	16,800	341,880

		592,605

Auto Components—0.9%
Amerigon, Inc. (b)	32,900	484,288

Biotechnology—2.5%
Chelsea Therapeutics International Ltd. (b)	30,000	110,700
Dusa Pharmaceuticals, Inc. (b)	87,700	422,714
Ligand Pharmaceuticals, Inc., Class B (b)	17,100	251,028
Neurocrine Biosciences, Inc. (b)	26,700	210,129
Pharmacyclics, Inc. (b)	10,300	259,457

		1,254,028

Capital Markets—1.6%
HFF, Inc., Class A (b)	32,800	472,648
ICG Group, Inc. (b)	39,800	345,066

		817,714

Chemicals—2.5%
American Vanguard Corp.	29,500	487,340
Flotek Industries, Inc. (b)	32,800	367,032
LSB Industries, Inc. (b)	10,000	402,200

		1,256,572

Commercial Banks—0.8%
Banner Corp.	19,000	391,590

Commercial Services & Supplies—2.6%
Metalico, Inc. (b)	84,300	423,186
Team, Inc. (b)	18,300	559,980
US Ecology, Inc.	18,400	347,208

		1,330,374

Communications Equipment—1.3%
Procera Networks, Inc. (b)	33,600	653,856

Computers & Peripherals—2.0%
Datalink Corp. (b)	59,700	508,047
OCZ Technology Group, Inc. (b)	59,100	507,669

		1,015,716

Containers & Packaging—0.6%
Myers Industries, Inc.	24,500	326,340

Diversified Telecommunication Services—2.6%
8x8, Inc. (b)	107,100	459,459
inContact, Inc. (b)	75,100	400,283
magicJack VocalTec Ltd. (b)	22,700	465,350

		1,325,092

	Shares	Value*

Electrical Equipment—0.4%
Global Power Equipment Group, Inc. (b)	7,907	$191,745

Electronic Equipment, Instruments & Components—3.6%
GSI Group, Inc. (b)	37,200	427,428
LeCroy Corp. (b)	40,800	373,728
Measurement Specialties, Inc. (b)	7,500	243,900
Newport Corp. (b)	30,400	508,288
Richardson Electronics Ltd.	22,100	270,946

		1,824,290

Energy Equipment & Services—3.2%
Dawson Geophysical Co. (b)	9,869	373,936
Gulf Island Fabrication, Inc.	13,700	401,547
Matrix Service Co. (b)	29,300	387,932
Mitcham Industries, Inc. (b)	19,300	451,041

		1,614,456

Food Products—0.6%
Smart Balance, Inc. (b)	47,800	286,322

Health Care Equipment & Supplies—6.6%
Antares Pharma, Inc. (b)	113,300	285,516
Cantel Medical Corp.	25,050	505,760
Endologix, Inc. (b)	47,400	627,102
ICU Medical, Inc. (b)	7,800	357,864
OraSure Technologies, Inc. (b)	51,400	515,542
Spectranetics Corp. (b)	40,600	315,056
SurModics, Inc. (b)	19,900	282,580
Synergetics USA, Inc. (b)	69,700	439,110

		3,328,530

Health Care Providers & Services—1.7%
Metropolitan Health Networks, Inc. (b)	65,900	550,924
U.S. Physical Therapy, Inc.	17,300	328,873

		879,797

Health Care Technology—3.5%
HealthStream, Inc. (b)	33,000	674,190
Merge Healthcare, Inc. (b)	74,500	486,485
Omnicell, Inc. (b)	27,300	407,316
Transcend Services, Inc. (b)	9,100	195,650

		1,763,641

Hotels, Restaurants & Leisure—3.0%
AFC Enterprises, Inc. (b)	25,800	412,542
Bravo Brio Restaurant Group, Inc. (b)	16,200	312,336
Caribou Coffee Co., Inc. (b)	22,900	379,682
Red Robin Gourmet Burgers, Inc. (b)	11,800	406,038

		1,510,598

Internet Software & Services—5.1%
Internap Network Services Corp. (b)	70,500	527,340
Saba Software, Inc. (b)	51,900	608,268
SPS Commerce, Inc. (b)	18,000	447,300

Schedule of Investments

Allianz AGIC Micro Cap Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Stamps.com, Inc. (b)	10,100	$261,085
Vocus, Inc. (b)	19,900	269,247
Web.com Group, Inc. (b)	34,500	456,780

		2,570,020

IT Services—1.6%
Echo Global Logistics, Inc. (b)	20,700	385,020
Virtusa Corp. (b)	26,400	412,632

		797,652

Leisure Equipment & Products—1.2%
Arctic Cat, Inc. (b)	16,800	617,904

Machinery—6.8%
Altra Holdings, Inc. (b)	14,200	276,758
American Railcar Industries, Inc. (b)	17,800	525,100
Commercial Vehicle Group, Inc. (b)	30,800	372,372
Dynamic Materials Corp.	17,100	381,501
Freightcar America, Inc.	12,900	356,685
Graham Corp.	17,700	412,941
Greenbrier Cos., Inc. (b)	20,100	508,128
Titan International, Inc.	5,800	142,912
Wabash National Corp. (b)	46,600	492,096

		3,468,493

Metals & Mining—2.1%
AM Castle & Co. (b)	26,100	298,845
Horsehead Holding Corp. (b)	29,300	334,020
Universal Stainless & Alloy (b)	12,500	418,500

		1,051,365

Oil, Gas & Consumable Fuels—5.3%
Abraxas Petroleum Corp. (b)	124,600	500,892
Approach Resources, Inc. (b)	17,600	608,256
Callon Petroleum Co. (b)	66,100	466,666
Georesources, Inc. (b)	17,900	573,516
Magnum Hunter Resources Corp. (b)	79,900	552,908

		2,702,238

Paper & Forest Products—0.8%
Neenah Paper, Inc.	14,100	393,249

Personal Products—0.7%
Elizabeth Arden, Inc. (b)	9,900	367,785

Pharmaceuticals—1.0%
Hi-Tech Pharmacal Co., Inc. (b)	6,700	267,464
Santarus, Inc. (b)	48,800	220,576

		488,040

Professional Services—1.0%
Mistras Group, Inc. (b)	23,700	530,880

Road & Rail—3.5%
Celadon Group, Inc.	31,600	466,416
Quality Distribution, Inc. (b)	30,900	402,009

	Shares	Value*

Roadrunner Transportation Systems, Inc. (b)	26,700	$476,595
Saia, Inc. (b)	25,500	415,905

		1,760,925

Semiconductors & Semiconductor Equipment—5.8%
Axcelis Technologies, Inc. (b)	216,800	359,888
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	17,300	216,423
CVD Equipment Corp. (b)	21,000	241,710
Mattson Technology, Inc. (b)	116,100	319,275
Mindspeed Technologies, Inc. (b)	59,100	384,741
PDF Solutions, Inc. (b)	53,300	427,999
Photronics, Inc. (b)	52,100	365,221
Silicon Image, Inc. (b)	54,200	280,214
Silicon Motion Technology Corp. ADR (b)	20,700	368,460

		2,963,931

Software—9.7%
Accelrys, Inc. (b)	39,700	315,218
Actuate Corp. (b)	48,800	294,752
Allot Communications Ltd. (b)	24,800	442,680
Bottomline Technologies, Inc. (b)	25,000	702,500
Callidus Software, Inc. (b)	64,200	475,722
Clicksoftware Technologies Ltd.	42,200	462,934
Glu Mobile, Inc. (b)	97,900	370,062
Kenexa Corp. (b)	18,500	514,115
Magic Software Enterprises Ltd. (b)	66,200	448,836
Monotype Imaging Holdings, Inc. (b)	29,000	406,870
PROS Holdings, Inc. (b)	26,400	462,792

		4,896,481

Specialty Retail—4.1%
America’s Car-Mart, Inc. (b)	9,700	432,717
Body Central Corp. (b)	16,800	467,712
Cost Plus, Inc. (b)	40,600	533,484
Lithia Motors, Inc., Class A	26,900	635,109

		2,069,022

Textiles, Apparel & Luxury Goods—2.0%
Movado Group, Inc.	19,400	415,160
Oxford Industries, Inc.	12,100	609,840

		1,025,000

Trading Companies & Distributors—4.2%
DXP Enterprises, Inc. (b)	20,200	747,400
H&E Equipment Services, Inc. (b)	25,700	444,353
SeaCube Container Leasing Ltd.	29,100	475,494
Titan Machinery, Inc. (b)	16,700	437,373

		2,104,620

Transportation Infrastructure—0.6%
Aegean Marine Petroleum Network, Inc.	41,500	292,160

Total Common Stock (cost—$38,727,672)		48,947,319

Schedule of Investments

Allianz AGIC Micro Cap Fund

February 29, 2012 (unaudited) (continued)

	Units	Value*
WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a)(b) (cost—$0)	9,960	$—

	Principal Amount (000s)
Repurchase Agreements—2.6%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $1,320,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $1,349,448 including accrued interest (cost—$1,320,000)	$1,320	1,320,000

Total Investments (cost—$40,047,672)—99.3%		50,267,319

Other assets less liabilities—0.7%		364,318

Net Assets—100.0%		$50,631,637

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—95.6%

Aerospace & Defense—4.3%
Astronics Corp. (b)	4,700	$157,121
CPI Aerostructures, Inc. (b)	9,800	142,590
EDAC Technologies Corp. (b)	9,400	97,760
LMI Aerospace, Inc. (b)	5,500	111,925

		509,396

Air Freight & Logistics—1.0%
Park-Ohio Holdings Corp. (b)	6,000	112,500

Auto Components—1.0%
Amerigon, Inc. (b)	8,100	119,232

Biotechnology—1.1%
Dusa Pharmaceuticals, Inc. (b)	26,700	128,694

Chemicals—0.9%
Flotek Industries, Inc. (b)	9,500	106,305

Commercial Banks—0.7%
First Connecticut Bancorp, Inc.	6,800	87,720

Commercial Services & Supplies—0.9%
Metalico, Inc. (b)	22,000	110,440

Communications Equipment—4.0%
Procera Networks, Inc. (b)	11,100	216,006
Silicom Ltd. (b)	9,200	153,640
Telular Corp.	13,300	100,016

		469,662

Computers & Peripherals—2.3%
Datalink Corp. (b)	16,800	142,968
OCZ Technology Group, Inc. (b)	15,700	134,863

		277,831

Construction & Engineering—1.0%
Furmanite Corp. (b)	15,800	115,340

Distributors—1.0%
VOXX International Corp. (b)	8,900	113,831

Diversified Telecommunication Services—2.9%
8x8, Inc. (b)	42,200	181,038
inContact, Inc. (b)	31,300	166,829

		347,867

Electrical Equipment—0.9%
Coleman Cable, Inc. (b)	9,100	103,467

Electronic Equipment, Instruments & Components—4.0%
Clearfield, Inc. (b)	13,300	75,411

	Shares	Value*

ID Systems, Inc. (b)	15,700	$96,712
LeCroy Corp. (b)	15,000	137,400
Netlist, Inc. (b)	19,800	68,904
Richardson Electronics Ltd.	7,200	88,272

		466,699

Energy Equipment & Services—3.8%
Bolt Technology Corp.	9,100	125,398
Mitcham Industries, Inc. (b)	9,100	212,667
RigNet, Inc. (b)	6,200	105,400

		443,465

Food Products—1.0%
Farmer Bros. Co. (b)	10,400	115,128

Health Care Equipment & Supplies—6.7%
Antares Pharma, Inc. (b)	30,300	76,356
AtriCure, Inc. (b)	6,800	69,360
Cynosure, Inc., Class A (b)	6,300	112,077
IRIS International, Inc. (b)	11,000	122,870
Spectranetics Corp. (b)	16,800	130,368
Synergetics USA, Inc. (b)	25,300	159,390
Trinity Biotech PLC ADR	11,500	116,265

		786,686

Health Care Providers & Services—3.4%
Acadia Healthcare Co., Inc. (b)	10,050	140,600
Metropolitan Health Networks, Inc. (b)	19,000	158,840
U.S. Physical Therapy, Inc.	5,510	104,745

		404,185

Health Care Technology—3.3%
HealthStream, Inc. (b)	9,800	200,214
Mediware Information Systems (b)	6,600	99,132
Transcend Services, Inc. (b)	4,400	94,600

		393,946

Hotels, Restaurants & Leisure—1.8%
Carrols Restaurant Group, Inc. (b)	8,400	99,792
Famous Dave’s Of America, Inc. (b)	10,500	114,660

		214,452

Household Durables—0.9%
Hooker Furniture Corp.	8,400	100,884

Internet & Catalog Retail—1.4%
Vitacost.com, Inc. (b)	20,400	165,852

Internet Software & Services—6.8%
EasyLink Services International Corp., Class A (b)	16,200	75,654
Internap Network Services Corp. (b)	21,000	157,080
Points International Ltd. (b)	12,500	112,500
Saba Software, Inc. (b)	18,600	217,992
SPS Commerce, Inc. (b)	6,200	154,070
Stamps.com, Inc. (b)	3,200	82,720

		800,016

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

IT Services—2.4%
Computer Task Group, Inc. (b)	9,200	$135,332
Innodata Isogen, Inc. (b)	26,500	151,845

		287,177

Life Sciences Tools & Services—0.9%
Medtox Scientific, Inc. (b)	6,800	105,400

Machinery—3.2%
Freightcar America, Inc.	3,800	105,070
Graham Corp.	5,100	118,983
Manitex International, Inc. (b)	23,800	156,604

		380,657

Media—0.9%
Ballantyne Strong, Inc. (b)	21,800	107,038

Metals & Mining—0.8%
Universal Stainless & Alloy (b)	2,900	97,092

Oil, Gas & Consumable Fuels—6.3%
Abraxas Petroleum Corp. (b)	34,900	140,298
Callon Petroleum Co. (b)	19,400	136,964
Evolution Petroleum Corp. (b)	12,500	116,000
Magnum Hunter Resources Corp. (b)	11,000	76,120
Triangle Petroleum Corp. (b)	19,700	141,249
Voyager Oil & Gas, Inc. (b)	40,700	131,868

		742,499

Pharmaceuticals—0.7%
Santarus, Inc. (b)	19,400	87,688

Professional Services—1.2%
GP Strategies Corp. (b)	8,800	137,808

Road & Rail—3.8%
Celadon Group, Inc.	7,900	116,604
Quality Distribution, Inc. (b)	15,950	207,509
Saia, Inc. (b)	7,500	122,325

		446,438

Semiconductors & Semiconductor Equipment—7.1%
Axcelis Technologies, Inc. (b)	62,700	104,082
Integrated Silicon Solution, Inc. (b)	9,500	100,510
Mattson Technology, Inc. (b)	42,500	116,875
Mindspeed Technologies, Inc. (b)	18,800	122,388
Nova Measuring Instruments Ltd. (b)	13,800	101,844
PDF Solutions, Inc. (b)	20,000	160,600
Ultra Clean Holdings (b)	15,700	128,269

		834,568

Software—7.0%
Allot Communications Ltd. (b)	10,100	180,285
American Software, Inc., Class A	12,800	106,368

	Shares	Value*

Callidus Software, Inc. (b)	22,600	$167,466
ePlus, Inc. (b)	4,100	131,282
Glu Mobile, Inc. (b)	28,500	107,730
Magic Software Enterprises Ltd. (b)	20,500	138,990

		832,121

Specialty Retail—2.8%
Cache, Inc. (b)	14,400	89,712
Cost Plus, Inc. (b)	10,900	143,226
TravelCenters of America LLC (b)	18,900	97,146

		330,084

Textiles, Apparel & Luxury Goods—0.9%
RG Barry Corp.	7,800	109,044

Trading Companies & Distributors—1.7%
DXP Enterprises, Inc. (b)	5,500	203,500

Transportation Infrastructure—0.8%
Aegean Marine Petroleum Network, Inc.	14,000	98,560

Total Common Stock (cost—$9,333,894)		11,293,272

	Units

WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp.,
expires 10/14/13 (a)(b)
(cost—$0)	1,960	—

	Principal Amount (000s)
Repurchase Agreements—3.5%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $412,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $422,719 including accrued interest (cost—$412,000)	$412	412,000

Total Investments (cost—$9,745,894)—99.1%		11,705,272

Other assets less liabilities—0.9%		108,154

Net Assets—100.0%		$11,813,426

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

February 29, 2012 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—96.5%

Aerospace & Defense—1.0%
Triumph Group, Inc.	3,500	$223,300

Biotechnology—1.9%
BioMarin Pharmaceutical, Inc. (b)	3,900	139,425
Cubist Pharmaceuticals, Inc. (b)	3,100	132,866
Onyx Pharmaceuticals, Inc. (b)	3,600	137,952

		410,243

Building Products—0.6%
Ameresco, Inc., Class A (b)	9,500	133,855

Chemicals—2.3%
Flotek Industries, Inc. (b)	9,500	106,305
LSB Industries, Inc. (b)	3,400	136,748
Olin Corp.	6,200	130,386
PolyOne Corp.	9,686	130,083

		503,522

Commercial Banks—0.6%
Citizens Republic Bancorp, Inc. (b)	9,600	131,424

Commercial Services & Supplies—1.1%
Metalico, Inc. (b)	21,100	105,922
Steelcase, Inc., Class A	15,700	137,846

		243,768

Communications Equipment—1.8%
Ciena Corp. (b)	8,300	123,836
EchoStar Corp., Class A (b)	4,600	137,862
Netgear, Inc. (b)	3,600	135,252

		396,950

Computers & Peripherals—1.8%
Datalink Corp. (b)	10,200	86,802
Electronics for Imaging, Inc. (b)	8,700	138,852
OCZ Technology Group, Inc. (b)	19,100	164,069

		389,723

Construction & Engineering—1.2%
Chicago Bridge & Iron Co. NV	3,600	167,472
Dycom Industries, Inc. (b)	5,100	108,528

		276,000

Consumer Finance—1.2%
DFC Global Corp. (b)	6,150	110,147
First Cash Financial Services, Inc. (b)	3,900	164,814

		274,961

Containers & Packaging—0.7%
Rock-Tenn Co., Class A	2,200	155,078

Distributors—0.5%
Core-Mark Holding Co., Inc.	2,900	116,232

	Shares	Value*

Diversified Telecommunication Services—1.5%
AboveNet, Inc. (b)	2,000	$139,120
magicJack VocalTec Ltd. (b)	3,700	76,009
Premiere Global Services, Inc. (b)	14,100	121,965

		337,094

Electrical Equipment—0.6%
Belden, Inc.	3,100	122,357

Electronic Equipment, Instruments & Components—3.3%
Anixter International, Inc. (b)	2,400	166,896
Coherent, Inc. (b)	2,100	116,508
Fabrinet (b)	7,300	130,451
Newport Corp. (b)	7,500	125,400
OSI Systems, Inc. (b)	3,300	194,700

		733,955

Energy Equipment & Services—2.5%
Dawson Geophysical Co. (b)	3,600	136,404
Helix Energy Solutions Group, Inc. (b)	8,100	155,844
ION Geophysical Corp. (b)	15,500	110,980
Tesco Corp. (b)	9,100	139,412

		542,640

Food & Staples Retailing—0.5%
Pricesmart, Inc.	1,600	103,408

Food Products—1.2%
B&G Foods, Inc.	3,800	88,464
Hain Celestial Group, Inc. (b)	4,100	167,444

		255,908

Health Care Equipment & Supplies—1.2%
Endologix, Inc. (b)	10,700	141,561
Syneron Medical Ltd. (b)	11,000	122,760

		264,321

Health Care Providers & Services—4.1%
Air Methods Corp. (b)	2,000	180,460
Catalyst Health Solutions, Inc. (b)	1,900	117,838
Hanger Orthopedic Group, Inc. (b)	1,500	31,035
Mmodal, Inc. (b)	13,800	142,002
MWI Veterinary Supply, Inc. (b)	1,700	147,169
Team Health Holdings, Inc. (b)	5,100	110,619
WellCare Health Plans, Inc. (b)	2,600	176,436

		905,559

Health Care Technology—0.6%
Merge Healthcare, Inc. (b)	21,000	137,130

Hotels, Restaurants & Leisure—4.0%
Bally Technologies, Inc. (b)	3,300	141,702
Buffalo Wild Wings, Inc. (b)	2,000	172,980
Gaylord Entertainment Co. (b)	4,400	130,944
Scientific Games Corp., Class A (b)	12,900	135,579
Shuffle Master, Inc. (b)	10,600	154,760

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Six Flags Entertainment Corp.	3,400	$153,884

		889,849

Internet Software & Services—2.7%
Bankrate, Inc. (b)	7,000	166,880
InterActiveCorp.	2,700	123,120
Internap Network Services Corp. (b)	17,700	132,396
ValueClick, Inc. (b)	8,500	176,800

		599,196

IT Services—1.8%
MAXIMUS, Inc.	3,200	133,472
Sapient Corp.	8,200	102,418
Wright Express Corp. (b)	2,500	154,700

		390,590

Leisure Equipment & Products—0.7%
Polaris Industries, Inc.	2,200	145,332

Machinery—7.4%
Chart Industries, Inc. (b)	2,400	164,136
Colfax Corp. (b)	4,200	142,884
Greenbrier Cos., Inc. (b)	6,300	159,264
Manitowoc Co., Inc.	10,100	158,974
Robbins & Myers, Inc.	3,100	151,311
Sauer-Danfoss, Inc. (b)	3,200	173,248
Terex Corp. (b)	6,900	175,191
Titan International, Inc.	5,400	133,056
Trinity Industries, Inc.	3,800	132,088
Wabash National Corp. (b)	21,300	224,928

		1,615,080

Media—1.2%
Knology, Inc. (b)	9,500	169,385
Liberty Media Corp.—Liberty Capital, Class A (b)	1,000	89,890

		259,275

Metals & Mining—1.8%
Carpenter Technology Corp.	2,400	123,120
Haynes International, Inc.	2,500	158,225
Universal Stainless & Alloy (b)	3,300	110,484

		391,829

Oil, Gas & Consumable Fuels—5.7%
Abraxas Petroleum Corp. (b)	30,100	121,002
Berry Petroleum Co., Class A	3,000	161,880
Bonanza Creek Energy, Inc. (b)	8,300	154,380
Golar LNG Ltd.	3,500	148,645
Gulfport Energy Corp. (b)	4,700	158,014
Kodiak Oil & Gas Corp. (b)	15,200	147,288
Magnum Hunter Resources Corp. (b)	22,200	153,624
Patriot Coal Corp. (b)	12,000	86,760
World Fuel Services Corp.	2,800	116,648

		1,248,241

	Shares	Value*

Paper & Forest Products—0.7%
Schweitzer-Mauduit International, Inc.	2,100	$147,105

Personal Products—0.8%
Nu Skin Enterprises, Inc., Class A	2,900	167,504

Pharmaceuticals—4.2%
Endo Pharmaceuticals Holdings, Inc. (b)	4,000	148,280
Impax Laboratories, Inc. (b)	6,300	147,105
Jazz Pharmaceuticals PLC (b)	4,000	209,880
Medicines Co. (b)	5,500	117,865
Questcor Pharmaceuticals, Inc. (b)	2,700	105,030
Salix Pharmaceuticals Ltd. (b)	2,600	128,232
Vivus, Inc. (b)	3,100	69,750

		926,142

Professional Services—1.3%
Acacia Research Corp. (b)	3,800	150,100
Huron Consulting Group, Inc. (b)	3,700	141,266

		291,366

Real Estate Management & Development—1.1%
Altisource Portfolio Solutions S.A. (b)	3,800	244,872

Road & Rail—2.1%
Genesee & Wyoming, Inc., Class A (b)	2,500	148,550
Roadrunner Transportation Systems, Inc. (b)	7,900	141,015
Swift Transporation Co. (b)	14,046	164,619

		454,184

Semiconductors & Semiconductor Equipment—6.5%
Advanced Energy Industries, Inc. (b)	6,800	81,600
Cirrus Logic, Inc. (b)	5,900	139,122
Entegris, Inc. (b)	13,700	123,848
Fairchild Semiconductor International, Inc. (b)	9,800	142,982
Integrated Device Technology, Inc. (b)	21,700	149,947
Kulicke & Soffa Industries, Inc. (b)	13,600	153,136
Monolithic Power Systems, Inc. (b)	8,300	154,297
Omnivision Technologies, Inc. (b)	7,500	122,775
Photronics, Inc. (b)	20,800	145,808
Silicon Image, Inc. (b)	20,600	106,502
Silicon Motion Technology Corp. ADR (b)	6,100	108,580

		1,428,597

Software—7.9%
ACI Worldwide, Inc. (b)	4,000	151,120
Aspen Technology, Inc. (b)	10,000	205,600
Cadence Design Systems, Inc. (b)	15,600	183,612

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Glu Mobile, Inc. (b)	31,400	$118,692
Guidewire Software, Inc. (b)	4,900	110,838
Kenexa Corp. (b)	5,400	150,066
Magic Software Enterprises Ltd. (b)	18,700	126,786
Mentor Graphics Corp. (b)	12,300	186,468
Net 1 UEPS Technologies, Inc. (b)	12,100	119,427
Netscout Systems, Inc. (b)	6,800	144,364
Parametric Technology Corp. (b)	5,300	141,510
Verint Systems, Inc. (b)	3,800	104,462

		1,742,945

Specialty Retail—9.5%
Aeropostale, Inc. (b)	8,300	149,151
Ascena Retail Group, Inc. (b)	4,100	158,260
Bebe Stores, Inc.	16,600	148,736
Body Central Corp. (b)	5,800	161,472
Express, Inc. (b)	5,000	119,000
Genesco, Inc. (b)	2,300	156,722
GNC Holdings, Inc., Class A (b)	6,400	207,168
Lithia Motors, Inc., Class A	7,400	174,714
Men’s Wearhouse, Inc.	4,400	170,412
Penske Automotive Group, Inc.	6,400	154,112
Sally Beauty Holdings, Inc. (b)	6,400	152,320
Select Comfort Corp. (b)	5,200	153,868
Zumiez, Inc. (b)	5,500	172,810

		2,078,745

Textiles, Apparel & Luxury Goods—1.6%
Oxford Industries, Inc.	3,800	191,520
Steven Madden Ltd. (b)	3,450	148,971

		340,491

Thrifts & Mortgage Finance—0.7%
Ocwen Financial Corp. (b)	10,100	162,711

Trading Companies & Distributors—3.2%
Aircastle Ltd.	9,900	134,739
Kaman Corp.	3,300	113,817
Rush Enterprises, Inc., Class A (b)	7,300	173,886
Titan Machinery, Inc. (b)	4,600	120,474
WESCO International, Inc. (b)	2,600	163,514

		706,430

Transportation Infrastructure—1.4%
Aegean Marine Petroleum Network, Inc.	15,400	108,416
Macquarie Infrastructure Co. LLC	6,400	191,488

		299,904

Total Common Stock (cost—$16,652,916)		21,187,816

	Units	Value*
WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp. expires 10/14/13 (a)(b) (cost—$0)	2,110	$—

	Principal Amount (000s)
Repurchase Agreements—3.4%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $750,000; collateralized by Freddie Mac, 3.00%, due 1/17/19, valued at $765,325 including accrued interest (cost—$750,000)	$750	750,000

Total Investments (cost—$17,402,916)—99.9%		21,937,816

Other assets less liabilities—0.1%		15,110

Net Assets—100.0%		$21,952,926

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—99.3%

Aerospace & Defense—3.2%
BE Aerospace, Inc. (b)	200	$9,168
Boeing Co.	600	44,970
General Dynamics Corp.	300	21,969
Hexcel Corp. (b)	300	7,581
Honeywell International, Inc.	900	53,613
L-3 Communications Holdings, Inc.	250	17,562
Lockheed Martin Corp.	450	39,784
Northrop Grumman Corp.	950	56,820
Precision Castparts Corp.	200	33,486
Raytheon Co.	200	10,104
Rockwell Collins, Inc.	150	8,894
Textron, Inc.	300	8,253
TransDigm Group, Inc. (b)	100	11,879
Triumph Group, Inc.	150	9,570
United Technologies Corp.	850	71,290

		404,943

Air Freight & Logistics—0.6%
Expeditors International of Washington, Inc.	150	6,544
FedEx Corp.	300	26,997
United Parcel Service, Inc., Class B	450	34,601

		68,142

Airlines—0.2%
Alaska Air Group, Inc. (b)	200	13,714
Delta Air Lines, Inc. (b)	1,650	16,186

		29,900

Automobiles—0.1%
Harley-Davidson, Inc.	300	13,974

Beverages—2.5%
Beam, Inc.	800	44,064
Brown-Forman Corp., Class B	200	16,330
Coca-Cola Co.	1,200	83,832
Coca-Cola Enterprises, Inc.	300	8,670
Constellation Brands, Inc., Class A (b)	750	16,380
Dr. Pepper Snapple Group, Inc.	200	7,610
Molson Coors Brewing Co., Class B	500	21,970
Monster Beverage Corp. (b)	600	34,314
PepsiCo, Inc.	1,350	84,969

		318,139

Biotechnology—3.2%
Alexion Pharmaceuticals, Inc. (b)	450	37,679
Amgen, Inc.	1,550	105,323
Biogen Idec, Inc. (b)	600	69,882
Celgene Corp. (b)	1,150	84,324
Cepheid, Inc. (b)	150	6,058
Gilead Sciences, Inc. (b)	1,600	72,800

	Shares	Value*

Myriad Genetics, Inc. (b)	300	$7,260
Regeneron Pharmaceuticals, Inc. (b)	150	15,718

		399,044

Building Products—0.1%
Simpson Manufacturing Co., Inc.	200	5,964

Capital Markets—0.6%
Ameriprise Financial, Inc.	150	8,364
Franklin Resources, Inc.	250	29,473
LPL Investment Holdings, Inc. (b)	200	6,820
SEI Investments Co.	250	4,938
State Street Corp.	200	8,446
T. Rowe Price Group, Inc.	100	6,159
WP Carey & Co., LLC	150	6,952

		71,152

Chemicals—3.7%
Air Products & Chemicals, Inc.	200	18,048
Airgas, Inc.	200	16,466
Albemarle Corp.	200	13,304
Celanese Corp., Ser. A	250	11,892
CF Industries Holdings, Inc.	200	37,200
Dow Chemical Co.	1,250	41,888
Eastman Chemical Co.	200	10,826
FMC Corp.	100	9,897
HB Fuller Co.	200	6,026
LyondellBasell Industries NV, Class A	1,200	51,816
Monsanto Co.	950	73,511
Mosaic Co.	200	11,550
PPG Industries, Inc.	350	31,938
Praxair, Inc.	350	38,150
Rockwood Holdings, Inc. (b)	200	10,650
Sensient Technologies Corp.	150	5,548
Sherwin-Williams Co.	200	20,630
Sigma-Aldrich Corp.	200	14,358
Valhi, Inc.	550	31,543
Valspar Corp.	100	4,635
WR Grace & Co. (b)	150	8,544

		468,420

Commercial Banks—1.9%
BB&T Corp.	250	7,312
BOK Financial Corp.	150	8,052
Commerce Bancshares, Inc.	200	7,722
Cullen/Frost Bankers, Inc.	100	5,648
First Republic Bank (b)	250	7,498
Investors Bancorp, Inc. (b)	400	5,812
PNC Financial Services Group, Inc.	450	26,784
U.S. Bancorp	2,250	66,150
Wells Fargo & Co.	3,100	96,999

		231,977

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Commercial Services & Supplies—0.7%
Cintas Corp.	400	$15,424
Clean Harbors, Inc. (b)	100	6,716
Corrections Corp. of America (b)	250	6,265
Covanta Holding Corp.	300	4,899
Iron Mountain, Inc.	350	10,867
KAR Auction Services, Inc. (b)	450	7,232
Republic Services, Inc.	450	13,424
Rollins, Inc.	400	8,104
Stericycle, Inc. (b)	50	4,338
Waste Management, Inc.	250	8,745

		86,014

Communications Equipment—1.3%
Cisco Systems, Inc.	4,550	90,454
Motorola Solutions, Inc.	1,000	49,800
Plantronics, Inc.	150	5,595
QUALCOMM, Inc.	200	12,436

		158,285

Computers & Peripherals—0.8%
Apple, Inc. (b)	100	54,244
Dell, Inc. (b)	950	16,435
EMC Corp. (b)	500	13,845
Western Digital Corp. (b)	350	13,738

		98,262

Construction & Engineering—0.1%
Chicago Bridge & Iron Co. NV	100	4,652
Quanta Services, Inc. (b)	300	6,270

		10,922

Consumer Finance—1.5%
American Express Co.	2,450	129,581
Credit Acceptance Corp. (b)	100	9,626
Discover Financial Services	1,050	31,510
SLM Corp.	850	13,396

		184,113

Containers & Packaging—0.4%
Aptargroup, Inc.	150	7,917
Ball Corp.	350	14,028
Graphic Packaging Holding Co. (b)	1,100	5,808
Packaging Corp. of America	250	7,410
Silgan Holdings, Inc.	200	8,504

		43,667

Distributors—0.3%
Genuine Parts Co.	350	21,938
LKQ Corp. (b)	250	7,965
Pool Corp.	200	7,280

		37,183

Diversified Consumer Services—0.3%
Apollo Group, Inc., Class A (b)	450	19,188

	Shares	Value*

H&R Block, Inc.	550	$8,965
Service Corp. International	800	9,072

		37,225

Diversified Financial Services—1.0%
Bank of America Corp.	2,450	19,526
JPMorgan Chase & Co.	2,100	82,404
Leucadia National Corp.	150	4,274
Moody’s Corp.	450	17,374

		123,578

Diversified Telecommunication Services—2.2%
AT&T, Inc.	6,650	203,424
TW Telecom, Inc. (b)	300	6,480
Verizon Communications, Inc.	1,850	70,503

		280,407

Electric Utilities—1.0%
American Electric Power Co., Inc.	850	31,968
Cleco Corp.	200	7,696
El Paso Electric Co.	150	4,910
Hawaiian Electric Industries, Inc.	200	5,010
Idacorp, Inc.	150	6,072
NV Energy, Inc.	650	10,192
Pinnacle West Capital Corp.	100	4,703
PNM Resources, Inc.	400	7,192
Portland General Electric Co.	200	4,928
Southern Co.	1,000	44,190

		126,861

Electrical Equipment—0.6%
Acuity Brands, Inc.	100	6,219
AMETEK, Inc.	300	14,280
Emerson Electric Co.	350	17,608
Generac Holdings, Inc. (b)	300	7,632
Hubbell, Inc., Class B	150	11,283
Roper Industries, Inc.	150	13,728

		70,750

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp., Class A	150	8,394
Anixter International, Inc. (b)	50	3,477
Arrow Electronics, Inc. (b)	100	4,015
Avnet, Inc. (b)	250	8,935
Cognex Corp.	150	6,396
FEI Co. (b)	100	4,452
Ingram Micro, Inc., Class A (b)	450	8,608
Insight Enterprises, Inc. (b)	250	5,225
Jabil Circuit, Inc.	400	10,332
Tech Data Corp. (b)	150	8,022

		67,856

Energy Equipment & Services—0.1%
Helix Energy Solutions Group, Inc. (b)	400	7,696
Oceaneering International, Inc.	150	8,140

		15,836

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Food & Staples Retailing—4.2%
Casey’s General Stores, Inc.	100	$5,123
Costco Wholesale Corp.	600	51,636
CVS Caremark Corp.	3,000	135,300
Kroger Co.	1,000	23,790
Ruddick Corp.	100	4,096
SYSCO Corp.	500	14,710
Wal-Mart Stores, Inc.	4,700	277,676
Whole Foods Market, Inc.	200	16,148

		528,479

Food Products—2.7%
Archer-Daniels-Midland Co.	450	14,040
Bunge Ltd.	200	13,464
Campbell Soup Co.	950	31,654
ConAgra Foods, Inc.	1,100	28,875
Corn Products International, Inc.	100	5,735
Hershey Co.	200	12,140
HJ Heinz Co.	200	10,542
Hormel Foods Corp.	550	15,658
Kellogg Co.	200	10,470
Kraft Foods, Inc., Class A	3,050	116,114
Lancaster Colony Corp.	100	6,517
McCormick & Co., Inc.	100	5,045
Mead Johnson Nutrition Co., Class A	350	27,213
Sara Lee Corp.	1,300	26,325
Smithfield Foods, Inc. (b)	500	11,715

		335,507

Gas Utilities—0.2%
New Jersey Resources Corp.	100	4,669
Oneok, Inc.	100	8,264
Questar Corp.	300	5,766

		18,699

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	1,050	61,036
Becton Dickinson & Co.	50	3,811
Boston Scientific Corp. (b)	2,500	15,550
Cooper Cos., Inc.	100	7,948
Covidien PLC	250	13,062
Gen-Probe, Inc. (b)	100	6,828
Haemonetics Corp. (b)	50	3,352
IDEXX Laboratories, Inc. (b)	100	8,575
Intuitive Surgical, Inc. (b)	50	25,581
Medtronic, Inc.	1,400	53,368
Resmed, Inc. (b)	200	5,860
Sirona Dental Systems, Inc. (b)	100	4,990
St. Jude Medical, Inc.	150	6,318
Stryker Corp.	150	8,046
Varian Medical Systems, Inc. (b)	150	9,788

	Shares	Value*

Zimmer Holdings, Inc. (b)	100	$6,075

		240,188

Health Care Providers & Services—2.9%
Aetna, Inc.	1,000	46,760
Cardinal Health, Inc.	300	12,465
Centene Corp. (b)	100	4,880
DaVita, Inc. (b)	50	4,328
HCA Holdings, Inc.	1,450	38,671
Health Net, Inc. (b)	250	9,435
Healthsouth Corp. (b)	200	4,072
Henry Schein, Inc. (b)	150	11,103
Humana, Inc.	300	26,130
Laboratory Corp. of America Holdings (b)	100	8,989
Magellan Health Services, Inc. (b)	150	7,089
McKesson Corp.	300	25,053
Omnicare, Inc.	300	10,554
Patterson Cos., Inc.	200	6,384
Quest Diagnostics, Inc.	100	5,805
Select Medical Holdings Corp. (b)	750	6,315
UnitedHealth Group, Inc.	1,900	105,925
WellCare Health Plans, Inc. (b)	100	6,786
WellPoint, Inc.	450	29,534

		370,278

Health Care Technology—0.2%
Cerner Corp. (b)	250	18,458
SXC Health Solutions Corp. (b)	150	10,620

		29,078

Hotels, Restaurants & Leisure—3.3%
Bob Evans Farms, Inc.	150	5,520
Brinker International, Inc.	250	6,898
Chipotle Mexican Grill, Inc., Class A (b)	50	19,511
Choice Hotels International, Inc.	150	5,636
Domino’s Pizza, Inc. (b)	350	13,461
Dunkin’ Brands Group, Inc. (b)	400	11,616
Marriott International, Inc., Class A	750	26,460
McDonald’s Corp.	1,490	147,927
Penn National Gaming, Inc. (b)	200	8,510
Starbucks Corp.	1,850	89,836
Wendy’s Co.	1,450	7,351
Wyndham Worldwide Corp.	600	26,394
Yum! Brands, Inc.	650	43,056

		412,176

Household Durables—0.5%
D.R. Horton, Inc.	850	12,189
Garmin Ltd.	250	11,797
Mohawk Industries, Inc. (b)	100	6,351
NVR, Inc. (b)	15	10,380

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Pulte Group, Inc. (b)	1,000	$8,820
Tempur-Pedic International, Inc. (b)	150	11,850
Tupperware Brands Corp.	100	6,269

		67,656

Household Products—2.7%
Church & Dwight Co., Inc.	300	14,322
Clorox Co.	150	10,142
Colgate-Palmolive Co.	750	69,885
Energizer Holdings, Inc. (b)	100	7,645
Kimberly-Clark Corp.	650	47,372
Procter & Gamble Co.	2,800	189,056

		338,422

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (b)	1,200	20,520

Industrial Conglomerates—2.4%
3M Co.	1,000	87,600
General Electric Co.	9,750	185,738
Tyco International Ltd.	500	25,910

		299,248

Insurance—3.5%
ACE Ltd.	1,150	82,467
Allstate Corp.	350	11,000
American Financial Group, Inc.	300	11,235
Amtrust Financial Services, Inc.	200	5,402
Assurant, Inc.	200	8,494
Berkshire Hathaway, Inc., Class B (b)	100	7,845
Chubb Corp.	600	40,776
Cincinnati Financial Corp.	200	7,034
CNA Financial Corp.	700	19,747
Erie Indemnity Co., Class A	150	11,416
Fidelity National Financial, Inc., Class A	300	5,178
HCC Insurance Holdings, Inc.	200	6,108
Kemper Corp.	150	4,293
Loews Corp.	700	27,398
Marsh & McLennan Cos., Inc.	750	23,400
MBIA, Inc. (b)	2,450	26,411
Mercury General Corp.	200	8,576
Primerica, Inc.	250	6,255
ProAssurance Corp.	100	8,776
Progressive Corp.	750	16,065
Reinsurance Group of America, Inc.	100	5,767
RenaissanceRe Holdings Ltd.	100	7,196
Torchmark Corp.	300	14,532
Travelers Cos., Inc.	850	49,275
White Mountains Insurance Group Ltd.	20	9,924
WR Berkley Corp.	350	12,513

		437,083

	Shares	Value*

Internet & Catalog Retail—0.2%
Expedia, Inc.	150	$5,108
Priceline.com, Inc. (b)	25	15,675

		20,783

Internet Software & Services—0.4%
eBay, Inc. (b)	500	17,870
InterActiveCorp.	250	11,400
VeriSign, Inc.	400	14,780

		44,050

IT Services—4.5%
Accenture PLC, Class A	100	5,954
Alliance Data Systems Corp. (b)	100	12,136
Amdocs Ltd. (b)	250	7,668
Automatic Data Processing, Inc.	700	38,024
Booz Allen Hamilton Holding Corp.	400	7,364
Cognizant Technology Solutions Corp., Class A (b)	100	7,095
Convergys Corp. (b)	400	5,152
Fidelity National Information Services, Inc.	250	7,932
Fiserv, Inc. (b)	200	13,260
Gartner, Inc. (b)	200	8,052
Global Payments, Inc.	100	5,162
International Business Machines Corp.	1,350	265,585
Jack Henry & Assoc., Inc.	200	6,748
MasterCard, Inc., Class A	250	105,000
Paychex, Inc.	350	10,955
Total System Services, Inc.	350	7,658
Visa, Inc., Class A	350	40,730
Wright Express Corp. (b)	100	6,188

		560,663

Leisure Equipment & Products—0.2%
Mattel, Inc.	350	11,354
Polaris Industries, Inc.	200	13,212

		24,566

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc. (b)	200	8,724
Bio-Rad Laboratories, Inc., Class A (b)	50	5,096
Charles River Laboratories International, Inc. (b)	150	5,270
Mettler-Toledo International, Inc. (b)	50	9,014
Waters Corp. (b)	100	8,960

		37,064

Machinery—1.4%
Barnes Group, Inc.	200	5,540
CLARCOR, Inc.	150	7,570
Crane Co.	100	4,857
Cummins, Inc.	100	12,057

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Donaldson Co., Inc.	200	$14,686
Dover Corp.	200	12,804
Illinois Tool Works, Inc.	400	22,276
Ingersoll-Rand PLC	250	9,970
Kennametal, Inc.	200	9,214
Lincoln Electric Holdings, Inc.	200	9,238
Mueller Industries, Inc.	100	4,600
Pall Corp.	250	15,862
Parker Hannifin Corp.	150	13,472
Sauer-Danfoss, Inc. (b)	250	13,535
Snap-On, Inc.	100	6,113
Wabtec Corp.	100	7,473
Woodward, Inc.	150	6,566

		175,833

Media—3.3%
CBS Corp., Class B	950	28,405
Charter Communications, Inc. (b)	550	34,876
DIRECTV, Class A (b)	850	39,372
John Wiley & Sons, Inc., Class A	150	6,810
McGraw-Hill Cos., Inc.	800	37,232
Morningstar, Inc.	150	8,980
News Corp., Class A	2,650	52,656
Omnicom Group, Inc.	350	17,304
Sirius XM Radio, Inc. (b)	6,050	13,673
Time Warner Cable, Inc.	150	11,901
Time Warner, Inc.	1,200	44,652
Viacom, Inc., Class B	850	40,477
Virgin Media, Inc.	400	10,080
Walt Disney Co.	1,750	73,482

		419,900

Metals & Mining—0.4%
Allied Nevada Gold Corp. (b)	100	3,441
Newmont Mining Corp.	500	29,700
Southern Copper Corp.	650	20,904

		54,045

Multiline Retail—1.2%
Dollar General Corp. (b)	1,100	46,266
Dollar Tree, Inc. (b)	400	35,404
Family Dollar Stores, Inc.	150	8,098
J.C. Penney Co., Inc.	400	15,840
Macy’s, Inc.	1,000	37,970
Target Corp.	200	11,338

		154,916

Multi-Utilities—1.4%
Alliant Energy Corp.	200	8,528
Ameren Corp.	700	22,449
CenterPoint Energy, Inc.	700	13,643
CMS Energy Corp.	300	6,423
Consolidated Edison, Inc.	400	23,240

	Shares	Value*

Dominion Resources, Inc.	300	$15,141
DTE Energy Co.	300	16,197
Integrys Energy Group, Inc.	150	7,805
MDU Resources Group, Inc.	400	8,680
NSTAR	250	11,725
Public Service Enterprise Group, Inc.	400	12,312
TECO Energy, Inc.	350	6,282
Vectren Corp.	200	5,844
Wisconsin Energy Corp.	300	10,224
Xcel Energy, Inc.	350	9,272

		177,765

Office Electronics—0.0%
Zebra Technologies Corp., Class A (b)	150	5,766

Oil, Gas & Consumable Fuels—6.3%
Cabot Oil & Gas Corp.	150	5,232
Chevron Corp.	2,330	254,250
ConocoPhillips	690	52,819
Exxon Mobil Corp.	3,570	308,805
Kinder Morgan Management LLC (b)	200	16,034
Marathon Oil Corp.	1,550	52,530
Occidental Petroleum Corp.	450	46,966
Spectra Energy Corp.	1,450	45,501
Targa Resources Corp.	200	8,886
Williams Cos., Inc.	200	5,976

		796,999

Paper & Forest Products—0.1%
Domtar Corp.	100	9,587

Personal Products—0.3%
Estee Lauder Cos., Inc., Class A	250	14,635
Herbalife Ltd.	300	19,863
Nu Skin Enterprises, Inc., Class A	150	8,664

		43,162

Pharmaceuticals—7.1%
Abbott Laboratories	2,850	161,339
Allergan, Inc.	450	40,316
Bristol-Myers Squibb Co.	2,850	91,684
Eli Lilly & Co.	1,600	62,784
Forest Laboratories, Inc. (b)	550	17,886
Johnson & Johnson	1,628	105,950
Merck & Co., Inc.	3,950	150,772
Pfizer, Inc.	10,900	229,990
Salix Pharmaceuticals Ltd. (b)	150	7,398
Viropharma, Inc. (b)	250	8,015
Warner Chilcott PLC, Class A (b)	850	14,220

		890,354

Professional Services—0.4%
Dun & Bradstreet Corp.	50	4,132

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Equifax, Inc.	250	$10,510
FTI Consulting, Inc. (b)	200	8,014
Nielsen Holdings NV (b)	800	23,592

		46,248

Real Estate Investment Trust—2.9%
American Capital Agency Corp.	200	6,142
American Tower Corp.	550	34,419
Annaly Capital Management, Inc.	800	13,296
AvalonBay Communities, Inc.	100	12,967
Boston Properties, Inc.	200	20,310
Camden Property Trust	100	6,200
Equity Lifestyle Properties, Inc.	100	6,651
Equity Residential	400	22,756
Essex Property Trust, Inc.	50	7,000
Extra Space Storage, Inc.	200	5,274
Federal Realty Investment Trust	100	9,535
General Growth Properties, Inc.	1,250	20,338
HCP, Inc.	400	15,800
Hospitality Properties Trust	250	6,182
Macerich Co.	150	8,098
Plum Creek Timber Co., Inc.	150	5,874
Public Storage	350	46,924
Rayonier, Inc.	150	6,678
Realty Income Corp.	200	7,378
RLJ Lodging Trust	300	5,256
Simon Property Group, Inc.	550	74,514
Taubman Centers, Inc.	50	3,454
Ventas, Inc.	350	19,572
Vornado Realty Trust	50	4,086

		368,704

Road & Rail—1.3%
Dollar Thrifty Automotive Group, Inc. (b)	100	7,591
J.B. Hunt Transport Services, Inc.	250	12,803
Landstar System, Inc.	100	5,406
Norfolk Southern Corp.	550	37,895
Old Dominion Freight Line, Inc. (b)	150	6,526
Union Pacific Corp.	900	99,225

		169,446

Semiconductors & Semiconductor Equipment—1.9%
Intel Corp.	7,250	194,880
KLA-Tencor Corp.	100	4,840
LSI Logic Corp. (b)	1,400	12,040
Marvell Technology Group Ltd. (b)	800	12,000
Maxim Integrated Products, Inc.	200	5,578
Semtech Corp. (b)	200	5,742
Xilinx, Inc.	200	7,386

		242,466

Software—3.3%
Activision Blizzard, Inc.	1,600	19,120

	Shares	Value*

Adobe Systems, Inc. (b)	250	$8,222
Ansys, Inc. (b)	150	9,477
Aspen Technology, Inc. (b)	250	5,140
CA, Inc.	900	24,327
Fair Isaac Corp.	150	6,072
Intuit, Inc.	400	23,136
MICROS Systems, Inc. (b)	150	7,790
Microsoft Corp.	5,600	177,744
NetSuite, Inc. (b)	150	7,155
Oracle Corp.	2,500	73,175
Red Hat, Inc. (b)	200	9,892
SS&C Technologies Holdings, Inc. (b)	300	6,216
Symantec Corp. (b)	1,250	22,300
Synopsys, Inc. (b)	300	9,141
Tyler Technologies, Inc. (b)	150	5,666
Ultimate Software Group, Inc. (b)	50	3,491

		418,064

Specialty Retail—4.9%
Aaron’s, Inc.	200	5,588
Advance Auto Parts, Inc.	250	21,342
Ascena Retail Group, Inc. (b)	200	7,720
Autozone, Inc. (b)	150	56,172
Bed Bath & Beyond, Inc. (b)	350	20,909
Foot Locker, Inc.	350	10,209
GNC Holdings, Inc., Class A (b)	150	4,856
Hibbett Sports, Inc. (b)	150	7,342
Home Depot, Inc.	4,100	195,037
Limited Brands, Inc.	500	23,265
Lowe’s Cos., Inc.	1,200	34,056
Men’s Wearhouse, Inc.	150	5,810
O’Reilly Automotive, Inc. (b)	350	30,275
PetSmart, Inc.	300	16,722
Pier 1 Imports, Inc. (b)	350	6,010
Ross Stores, Inc.	600	31,998
Sally Beauty Holdings, Inc. (b)	500	11,900
Select Comfort Corp. (b)	200	5,918
TJX Cos., Inc.	2,500	91,525
Tractor Supply Co.	150	12,820
Ulta Salon Cosmetics & Fragrance, Inc. (b)	150	12,486

		611,960

Textiles, Apparel & Luxury Goods—1.6%
Carter’s, Inc. (b)	150	7,286
Coach, Inc.	650	48,646
Fossil, Inc. (b)	100	12,198
Nike, Inc., Class B	850	91,732
PVH Corp.	200	17,002
Ralph Lauren Corp.	150	26,059

		202,923

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Thrifts & Mortgage Finance—0.1%
Northwest Bancshares, Inc.	500	$6,310
TFS Financial Corp. (b)	550	5,142

		11,452

Tobacco—3.3%
Altria Group, Inc.	3,200	96,320
Lorillard, Inc.	350	45,878
Philip Morris International, Inc.	2,570	214,646
Reynolds American, Inc.	1,300	54,509

		411,353

Trading Companies & Distributors—0.6%
Applied Industrial Technologies, Inc.	150	6,026
Fastenal Co.	650	34,242
MSC Industrial Direct Co., Class A	100	7,941
W.W. Grainger, Inc.	150	31,159

		79,368

Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	200	5,984

Water Utilities—0.1%
American Water Works Co., Inc.	350	11,998
Aqua America, Inc.	250	5,552

		17,550

Wireless Telecommunication Services—0.2%
Crown Castle International Corp. (b)	500	25,905
U.S. Cellular Corp. (b)	100	4,314

		30,219

Total Common Stock (cost—$11,420,444)		12,481,138

RIGHTS—0.0%

Real Estate Investment Trust—0.0%
Rouse Properties, Inc. (a)(b) (cost—$0)	52	—

Total Investments (cost—$11,420,444)—99.3%		12,481,138

Other assets less liabilities—0.7%		92,329

Net Assets—100.0%		$12,573,467

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Non-income producing.

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—74.0%

Australia—1.5%
Telstra Corp. Ltd.	192,600	$679,539

Brazil—6.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,300	698,616
Cia Energetica de Minas Gerais ADR	30,700	700,881
Tele Norte Leste Participacoes S.A. ADR	69,500	746,430
Vale S.A. ADR	26,400	663,696

		2,809,623

Canada—3.1%
Barrick Gold Corp.	14,900	711,177
Toronto-Dominion Bank/The	8,800	717,376

		1,428,553

China—1.5%
China Mobile Ltd. ADR	13,300	705,033

France—5.9%
Sanofi	18,600	1,375,894
Total S.A.	24,900	1,392,919

		2,768,813

Germany—2.8%
RWE AG	13,100	596,314
Siemens AG	6,900	687,693

		1,284,007

Hong Kong—3.0%
First Pacific Co., Ltd.	610,500	681,728
Yue Yuen Industrial Holdings Ltd.	212,776	722,618

		1,404,346

Japan—6.0%
Asahi Glass Co., Ltd.	79,700	719,534
Mitsubishi Corp.	27,900	685,650
Mizuho Financial Group, Inc.	423,000	711,003
Sega Sammy Holdings, Inc.	36,500	691,504

		2,807,691

Korea (Republic of)—4.2%
POSCO	1,900	705,070
SK Telecom Co., Ltd.	9,700	1,260,091

		1,965,161

Russian Federation—1.5%
Lukoil OAO ADR	11,200	714,000

South Africa—3.0%
Sasol Ltd. ADR	26,400	1,408,968

Spain—1.4%
Banco Santander S.A.	80,442	665,872

	Shares	Value*

Switzerland—3.0%
Credit Suisse Group AG (b)	25,500	$684,397
Zurich Financial Services AG (b)	2,800	705,732

		1,390,129

United Kingdom—6.0%
AstraZeneca PLC	14,200	635,416
BAE Systems PLC	138,100	686,124
Ensco PLC ADR	12,900	752,070
Marks & Spencer Group PLC	126,700	730,508

		2,804,118

United States—25.1%
Altria Group, Inc.	24,200	728,420
Annaly Capital Management, Inc., REIT	38,600	641,532
Axis Capital Holdings Ltd.	21,500	663,275
ConocoPhillips	9,400	719,570
Eastman Chemical Co.	12,900	698,277
Intel Corp.	25,600	688,128
International Paper Co.	20,700	727,605
JPMorgan Chase & Co.	18,100	710,244
Kimberly-Clark Corp.	9,700	706,936
Marathon Oil Corp.	20,500	694,745
Microsoft Corp.	22,300	707,802
Northrop Grumman Corp.	11,100	663,891
Pfizer, Inc.	30,700	647,770
Pitney Bowes, Inc.	35,300	639,989
RR Donnelley & Sons Co.	51,400	710,348
Seagate Technology PLC	25,800	677,508
Xerox Corp.	83,600	688,028

		11,714,068

Total Common Stock (cost—$33,477,178)		34,549,921

	Principal Amount (000s)
Repurchase Agreements—1.2%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $566,000; collateralized by Freddie Mac, 3.00%, due 1/17/19, valued at $581,856 including accrued interest (cost—$566,000)	$566	566,000

Total Investments (cost—$34,043,178) (a)—75.2%		35,115,921

Other assets less liabilities—24.8%		11,559,385

Net Assets—100.0%		$46,675,306

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

February 29, 2012 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $15,017,606, representing 32.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

Allianz NFJ International Value II Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—98.4%

Argentina—0.8%
Telecom Argentina S.A. ADR	1,400	$25,844

Australia—1.4%
AMP Ltd.	7,000	29,918
SP AusNet	15,300	16,315

		46,233

Austria—0.8%
OMV AG	700	26,004

Brazil—2.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	600	45,072
Vale S.A. ADR	2,000	50,280

		95,352

Canada—7.5%
Atco Ltd.	500	34,282
Barrick Gold Corp.	600	28,707
Calfrac Well Services Ltd.	600	19,605
Canadian Imperial Bank of Commerce	400	31,003
Cogeco Cable, Inc.	500	24,625
Genworth MI Canada, Inc.	1,100	24,080
Manulife Financial Corp.	2,700	33,782
Maple Leaf Foods, Inc.	1,400	16,003
Power Financial Corp.	1,300	36,118

		248,205

China—1.9%
Guangshen Railway Co., Ltd., Class H	82,000	32,260
Yanzhou Coal Mining Co., Ltd. ADR	1,200	29,592

		61,852

Denmark—0.7%
H Lundbeck A/S	1,100	23,233

France—5.4%
Arkema S.A.	400	36,476
AXA S.A.	2,100	33,794
Cie Generale des Etablissements Michelin, Class B	300	20,646
Rallye S.A.	500	18,191
Sanofi	600	44,384
Valeo S.A.	500	26,837

		180,328

Germany—2.4%
Bayerische Motoren Werke AG	300	27,701
Muenchener Rueckversicherungs AG	200	29,162
Rhoen Klinikum AG	1,200	23,502

		80,365

Hong Kong—5.3%
CNOOC Ltd.	16,000	36,248

	Shares	Value*

First Pacific Co., Ltd.	38,000	$42,434
Guangdong Investment Ltd.	56,000	36,667
Jardine Strategic Holdings Ltd.	1,000	30,490
Wheelock & Co. Ltd.	9,000	30,898

		176,737

Japan—24.5%
Asahi Glass Co., Ltd.	4,000	36,112
Asahi Group Holdings Ltd.	2,000	43,814
Chiba Bank Ltd.	4,000	25,349
Coca-Cola West Holdings Co., Ltd.	1,700	28,957
Daiichikosho Co., Ltd.	1,600	32,209
Electric Power Development Co., Ltd.	1,200	30,690
Heiwa Corp.	1,300	25,133
Hoya Corp.	1,400	32,688
Idemitsu Kosan Co., Ltd.	300	30,947
IHI Corp.	13,000	33,019
JTEKT Corp.	3,100	35,288
Kaken Pharmaceutical Co., Ltd.	2,000	25,375
KDDI Corp.	7	44,441
Kirin Holdings Co., Ltd.	3,000	35,387
KYORIN Holdings, Inc.	1,000	17,785
Marubeni Corp.	4,000	28,601
Mitsui & Co., Ltd.	2,900	49,986
Nihon Kohden Corp.	600	15,469
Nippon Shokubai Co., Ltd.	2,000	23,682
Nippon Telegraph & Telephone Corp.	1,000	47,072
Nissan Motor Co., Ltd.	2,400	24,757
Otsuka Holdings Co., Ltd.	800	22,534
Suruga Bank Ltd.	2,800	25,998
Toshiba TEC Corp.	4,000	14,862
Toyo Suisan Kaisha Ltd.	1,000	25,718
Tsuruha Holdings, Inc.	300	15,444
Zeon Corp.	4,000	37,886

		809,203

Korea (Republic of)—2.8%
KT Corp. ADR (b)	2,200	32,362
POSCO ADR	400	37,000
Shinhan Financial Group Co., Ltd. ADR (b)	300	23,298

		92,660

Netherlands—1.6%
Aalberts Industries NV	1,000	20,211
Koninklijke KPN NV	2,900	31,385

		51,596

Norway—2.6%
Statoil ASA	1,800	51,339
Yara International ASA	700	34,315

		85,654

Russian Federation—2.0%
Gazprom OAO ADR	2,600	34,320

Schedule of Investments

Allianz NFJ International Value II Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Lukoil OAO ADR	500	$31,875

		66,195

Singapore—1.4%
First Resources Ltd.	13,000	19,007
UOL Group Ltd.	7,000	26,171

		45,178

South Africa—1.7%
MTN Group Ltd. ADR	1,300	23,062
Sasol Ltd. ADR	600	32,022

		55,084

Spain—3.2%
Duro Felguera S.A.	3,400	22,514
Enagas S.A.	800	16,398
Mapfre S.A.	9,000	30,911
Telefonica S.A.	2,100	35,740

		105,563

Sweden—0.6%
Saab AB	1,000	20,214

Switzerland—1.5%
Aryzta AG (b)	300	14,900
Roche Holdings AG	200	34,811

		49,711

Taiwan—0.9%
Advanced Semiconductor Engineering, Inc. ADR	6,400	31,232

Turkey—0.9%
KOC Holding AS ADR	1,500	30,975

United Kingdom—25.6%
Aberdeen Asset Management PLC	4,700	17,983
African Barrick Gold PLC	4,500	33,631
Anglo American PLC	800	33,724
AstraZeneca PLC	800	35,798
Aviva PLC	6,100	35,698
BAE Systems PLC	5,900	29,313
BP PLC	4,200	32,863
BT Group PLC, Class A	12,500	42,558
Centrica PLC	5,400	26,046
G4S PLC	7,500	34,413
Greene King PLC	3,000	23,929
Imperial Tobacco Group PLC	1,200	47,516
Inchcape PLC	4,500	26,843
Kingfisher PLC	7,400	33,437
Marks & Spencer Group PLC	5,800	33,441
Mondi PLC	4,200	39,207
Old Mutual PLC	12,500	31,584
Reckitt Benckiser Group PLC	600	33,162
Rio Tinto PLC	700	39,711

	Shares	Value*

Royal Dutch Shell PLC, Class A	1,300	$47,303
Sage Group PLC	6,700	33,029
Smith & Nephew PLC	3,300	32,405
Tesco PLC	8,200	41,158
Vodafone Group PLC	13,600	36,637
William Hill PLC	7,000	24,931

		846,320

Total Investments (cost—$3,017,431) (a)—98.4%		3,253,738

Other assets less liabilities—1.6%		52,390

Net Assets—100.0%		$3,306,128

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,578,599, representing 78.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz RCM All Alpha Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—84.9%

Belgium—0.4%
Anheuser-Busch InBev NV	169	$11,354
Nyrstar (b)	1,169	11,031

		22,385

Bermuda—0.6%
Marvell Technology Group Ltd. (b)	1,864	27,960

Canada—0.2%
AEterna Zentaris, Inc. (b)	6,000	10,320

China—21.0%
Bank of China Ltd., Class H	115,000	50,034
Beijing Enterprises Holdings Ltd.	4,000	25,325
China Coal Energy Co., Ltd., Class H	36,000	45,931
China Construction Bank Corp., Class H	102,000	85,517
China Everbright International Ltd.	102,000	46,998
China Life Insurance Co., Ltd., Class H	18,000	55,646
China Mobile Ltd.	4,000	42,574
China Resources Land Ltd.	8,000	15,148
China Telecom Corp. Ltd., Class H	124,000	75,142
Chongqing Rural Commercial Bank, Class H (b)	33,000	20,144
Comba Telecom Systems Holdings Ltd.	45,850	34,061
Digital China Holdings Ltd.	37,000	74,125
Industrial & Commercial Bank of China, Class H	116,000	84,641
Kunlun Energy Co., Ltd.	20,000	33,404
PetroChina Co., Ltd., Class H	40,000	60,082
Ping An Insurance Group Co., Class H	4,000	34,728
SINA Corp. (b)	737	50,160
Sino-Ocean Land Holdings Ltd.	59,000	33,717
Tencent Holdings Ltd.	2,100	54,491
Tingyi Cayman Islands Holding Corp.	6,000	17,679
Yingli Green Energy Holding Co., Ltd. ADR (b)	9,295	34,763
Zhongsheng Group Holdings Ltd.	13,000	25,063
Zhuzhou CSR Times Electric Co., Ltd., Class H	14,000	38,518
ZTE Corp., Class H	10,600	31,576

		1,069,467

France—0.9%
Casino Guichard Perrachon S.A.	195	18,978
LVMH Moet Hennessy Louis Vuitton S.A.	115	19,249
Renault S.A.	185	9,763

		47,990

	Shares	Value*
Germany—0.7%
Metro AG	221	$8,738
Stroer Out-of-Home Media AG (b)	358	6,584
Symrise AG	430	12,545
Tipp24 SE (b)	148	7,268

		35,135

Hong Kong—13.8%
Aeon Stores Hong Kong Co., Ltd.	19,000	48,512
BOC Hong Kong Holdings Ltd.	12,500	34,867
Champion REIT	90,000	40,200
China Unicom Hong Kong Ltd.	6,000	10,709
CNOOC Ltd.	37,000	83,824
Dah Sing Financial Holdings Ltd.	5,200	20,461
Great Eagle Holdings Ltd.	12,000	34,936
HKT Trust (b)	2,565	1,859
Hong Kong Exchange and Clearing Ltd.	3,400	62,915
Hutchison Whampoa Ltd.	6,000	59,508
Jardine Matheson Holdings Ltd.	400	20,359
Kerry Properties Ltd.	8,000	38,032
Li & Fung Ltd.	14,000	32,068
Lifestyle International Holdings Ltd.	5,000	13,773
Natural Beauty Bio-Technology Ltd.	110,000	19,563
PCCW Ltd.	118,000	43,402
Sa Sa International Holdings Ltd.	34,000	20,642
Sun Hung Kai Properties Ltd.	3,000	46,108
Swire Pacific Ltd., Class A	3,500	39,650
Swire Properties Ltd. (b)	6,450	15,867
Wynn Macau Ltd.	6,800	17,788

		705,043

Ireland—0.3%
Amarin Corp. PLC ADR (b)	1,710	13,252

Israel—1.2%
Protalix BioTherapeutics, Inc. (b)	11,450	61,143

Netherlands—0.2%
Koninklijke DSM NV	218	12,112

Singapore—0.4%
Avago Technologies Ltd.	559	21,024

Switzerland—0.6%
Holcim Ltd. (b)	145	9,459
Nestle S.A.	335	20,480

		29,939

United Kingdom—1.2%
Aegis Group PLC	5,619	15,425
African Barrick Gold PLC	1,286	9,611
Burberry Group PLC	689	15,444
Imperial Tobacco Group PLC	288	11,404
Xstrata PLC	547	10,442

		62,326

Schedule of Investments

Allianz RCM All Alpha Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*
United States—43.4%
Achillion Pharmaceuticals, Inc. (b)	2,589	$27,184
Aetna, Inc.	378	17,675
Affymax, Inc. (b)	1,967	20,083
Alnylam Pharmaceuticals, Inc. (b)	4,624	61,684
AMAG Pharmaceuticals, Inc. (b)	2,227	35,209
Amylin Pharmaceuticals, Inc. (b)	2,441	41,717
Anthera Pharmaceuticals, Inc. (b)	2,133	14,120
Ardea Biosciences, Inc. (b)	3,248	69,247
Ariad Pharmaceuticals, Inc. (b)	1,202	17,237
Array Biopharma, Inc. (b)	8,826	24,801
Biogen Idec, Inc. (b)	594	69,183
BioMarin Pharmaceutical, Inc. (b)	249	8,902
Cell Therapeutics, Inc. (b)	22,802	29,187
Celldex Therapeutics, Inc. (b)	3,149	11,935
Constant Contact, Inc. (b)	889	27,568
Corcept Therapeutics, Inc. (b)	4,581	18,003
Covidien PLC	611	31,925
Dynavax Technologies Corp. (b)	16,677	70,043
Edwards Lifesciences Corp. (b)	451	32,982
Endologix, Inc. (b)	1,366	18,072
Fairchild Semiconductor International, Inc. (b)	2,123	30,975
First Solar, Inc. (b)	1,300	41,990
Fusion-io, Inc. (b)	1,269	34,644
Google, Inc., Class A (b)	108	66,771
Groupon, Inc. (b)	4,173	82,271
Halozyme Therapeutics, Inc. (b)	6,359	73,192
Hologic, Inc. (b)	221	4,581
InterMune, Inc. (b)	958	12,856
Intersil Corp., Class A	5,485	62,090
JDS Uniphase Corp. (b)	3,378	44,049
Juniper Networks, Inc. (b)	2,856	65,003
KV Pharmaceutical Co., Class A (b)	7,779	10,813
Lam Research Corp. (b)	1,522	63,467
MAP Pharmaceuticals, Inc. (b)	4,507	72,337
Medivation, Inc. (b)	1,506	98,658
Mednax, Inc. (b)	168	12,498
Microchip Technology, Inc.	1,192	42,995
Micron Technology, Inc. (b)	6,732	57,559
Microsoft Corp.	1,954	62,020
NetFlix, Inc. (b)	650	71,974
ON Semiconductor Corp. (b)	2,866	25,995
Oracle Corp.	1,851	54,179
Pharmacyclics, Inc. (b)	809	20,379
PolyMedix, Inc. (b)	18,200	23,660
Questcor Pharmaceuticals, Inc. (b)	301	11,709
Rofin-Sinar Technologies, Inc. (b)	1,027	24,093
Rovi Corp. (b)	1,863	66,099
Salesforce.com, Inc. (b)	282	40,371
Sangamo Biosciences, Inc. (b)	4,504	23,736

	Shares	Value*
Seagate Technology PLC	2,165	$56,853
SIGA Technologies, Inc. (b)	5,002	14,256
Spectrum Pharmaceuticals, Inc. (b)	4,309	61,145
St. Jude Medical, Inc.	569	23,966
Symantec Corp. (b)	3,064	54,662
Teradyne, Inc. (b)	1,252	20,558
Thoratec Corp. (b)	520	17,940
Zalicus, Inc. (b)	16,320	16,320

		2,213,421

Total Common Stock (cost—$4,300,165)		4,331,517

EXCHANGE-TRADED FUNDS—3.3%

United States—3.3%
Rydex S&P Equal Weight Healthcare (cost—$167,122)	2,325	168,539

PREFERRED STOCK—0.2%

Germany—0.2%
Volkswagen AG (cost—$7,788)	49	9,148

	Principal Amount (000s)
Repurchase Agreements—10.2%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $522,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $536,528 including accrued interest (cost—$522,000)	$522	522,000

Total Investments, before securities sold short (cost—$4,997,075)—98.6%		5,031,204

	Shares

SECURITIES SOLD SHORT (c)—(55.8)%

Common Stock—(51.2)%
Argentina—(0.6)%
MercadoLibre, Inc.	288	(28,025)

Finland—(0.3)%
Nokian Renkaat Oyj	332	(14,737)

Schedule of Investments

Allianz RCM All Alpha Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

France—(0.6)%
Air Liquide S.A.	140	$(18,182)
PPR	74	(12,542)

		(30,724)

Germany—(1.7)%
Bayerische Motoren Werke AG	132	(12,189)
Linde AG	156	(25,944)
SAP AG ADR	728	(49,220)

		(87,353)

Ireland—(1.5)%
Shire PLC ADR	729	(76,290)

Israel—(0.7)%
Check Point Software Technologies Ltd. (b)	639	(37,164)

Italy—(0.3)%
Fiat SpA	2,976	(17,154)

Netherlands—(1.3)%
Akzo Nobel NV	319	(18,071)
ASML Holding NV	486	(22,137)
Heineken NV	509	(26,875)

		(67,083)

Switzerland—(1.5)%
Clariant AG (b)	1,586	(22,203)
Novartis AG ADR	996	(54,292)

		(76,495)

United Kingdom—(2.2)%
ARM Holdings PLC ADR	1,623	(44,113)
Associated British Foods PLC	424	(8,076)
AstraZeneca PLC ADR	515	(23,118)
GKN PLC	2,807	(9,749)
Marks & Spencer Group PLC	2,247	(12,956)
SABMiller PLC	312	(12,635)

		(110,647)

United States—(40.5)%
3D Systems Corp. (b)	838	(19,852)
Adobe Systems, Inc. (b)	1,413	(46,474)
Altera Corp.	592	(22,762)
Amazon.com, Inc. (b)	303	(54,446)
AmerisourceBergen Corp.	1,551	(57,930)
Amphenol Corp., Class A	572	(32,009)
Analog Devices, Inc.	650	(25,486)
Applied Materials, Inc.	2,214	(27,099)
Atmel Corp. (b)	3,264	(32,999)
Boston Scientific Corp. (b)	2,666	(16,583)
Bristol-Myers Squibb Co.	1,336	(42,979)
C.R. Bard, Inc.	348	(32,580)
Cerner Corp. (b)	337	(24,881)

	Shares	Value*

Cisco Systems, Inc.	2,493	$(49,561)
Citrix Systems, Inc. (b)	749	(55,980)
Cognizant Technology Solutions Corp., Class A (b)	460	(32,637)
Commvault Systems, Inc. (b)	428	(22,072)
Corporate Executive Board Co.	639	(26,480)
Covance, Inc. (b)	609	(29,067)
Cymer, Inc. (b)	641	(29,473)
Dendreon Corp. (b)	2,752	(30,988)
eBay, Inc. (b)	1,221	(43,639)
F5 Networks, Inc. (b)	274	(34,239)
FEI Co. (b)	693	(30,852)
Finisar Corp. (b)	1,766	(35,832)
Gilead Sciences, Inc. (b)	1,482	(67,431)
Human Genome Sciences, Inc. (b)	8,829	(69,573)
Incyte Corp. Ltd. (b)	4,196	(71,164)
InterActiveCorp.	668	(30,461)
International Business Machines Corp.	112	(22,034)
Intuit, Inc.	391	(22,615)
IPG Photonics Corp. (b)	469	(24,683)
ISTA Pharmaceuticals, Inc. (b)	4,437	(36,738)
KLA-Tencor Corp.	634	(30,686)
Laboratory Corp. of America Holdings (b)	246	(22,113)
LifePoint Hospitals, Inc. (b)	379	(14,770)
LogMeIn, Inc. (b)	623	(22,964)
MAKO Surgical Corp. (b)	1,638	(64,046)
McKesson Corp.	528	(44,093)
MICROS Systems, Inc. (b)	1,076	(55,877)
Motorola Solutions, Inc.	689	(34,312)
National Instruments Corp.	1,034	(27,504)
NVIDIA Corp. (b)	1,467	(22,225)
Owens & Minor, Inc.	1,812	(54,288)
Plexus Corp. (b)	727	(25,227)
Rackspace Hosting, Inc. (b)	444	(23,195)
Red Hat, Inc. (b)	1,011	(50,004)
Seattle Genetics, Inc. (b)	2,395	(44,212)
Stryker Corp.	920	(49,349)
United Therapeutics Corp. (b)	912	(43,530)
Varian Medical Systems, Inc. (b)	572	(37,323)
VCA Antech, Inc. (b)	2,014	(44,288)
VeriSign, Inc.	1,153	(42,603)
Viropharma, Inc. (b)	1,917	(61,459)
Waters Corp. (b)	312	(27,955)
Xilinx, Inc.	654	(24,152)

		(2,067,774)

Total Common Stock (proceeds received—$2,514,111)		(2,613,446)

Schedule of Investments

Allianz RCM All Alpha Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Exchange-Traded Funds—(4.6)%
United States—(4.6)%
Health Care Select Sector SPDR	4,137	$(149,677)
iShares Nasdaq Biotechnology Index	723	(86,080)

Total Exchange-Traded Funds (proceeds received—$218,497)		(235,757)

Total Securities Sold Short (proceeds received—$2,732,608)		(2,849,203)

Total Investments, net of securities sold short (cost—$2,264,467) (a)—42.8%		2,182,001

Other assets less other liabilities—57.2%		2,923,156

Net Assets—100.0%		$5,105,157

Notes to Schedule of Investments:

(a)	Securities (including securities sold short) with a net value of $1,706,458, representing 33.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fund pledged cash collateral of $2,970,320 for securities sold short.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

Other Investments

Allianz RCM All Alpha Fund

(A)	Futures contracts outstanding at February 29, 2012:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short: Mini-Hang Seng Index	(60)	$(1,675)	3/29/12	$(16,514)

(B)	Forward foreign currency contracts outstanding at February 29, 2012:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value February 29, 2012	Unrealized Appreciation (Depreciation)
Purchased:
6,486 British Pound settling 3/1/12	State Street Bank & Trust	$10,277	$10,318	$41
7,130 Euro settling 3/1/12	State Street Bank & Trust	9,538	9,499	(39)
14,534 Euro settling 3/5/12	State Street Bank & Trust	19,399	19,364	(35)

				$(33)

Schedule of Investments

Allianz RCM China Equity Fund

February	29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—97.7%

China—79.4%
Bank of China Ltd., Class H	430,500	$187,300
Beijing Enterprises Holdings Ltd.	11,000	69,643
China Coal Energy Co., Ltd., Class H	95,000	121,205
China Construction Bank Corp., Class H	366,800	307,526
China Everbright International Ltd.	367,000	169,101
China Life Insurance Co., Ltd., Class H	76,500	236,497
China Mobile Ltd.	14,000	149,009
China National Materials Co., Ltd., Class H	123,000	59,446
China Oilfield Services Ltd., Class H	38,000	66,150
China Resources Land Ltd.	26,000	49,232
China Shenhua Energy Co., Ltd., Class H	25,000	114,547
China Telecom Corp. Ltd., Class H	290,000	175,734
Chongqing Rural Commercial Bank, Class H (b)	94,000	57,381
Comba Telecom Systems Holdings Ltd.	108,100	80,305
CSR Corp. Ltd., Class H	99,000	77,451
Digital China Holdings Ltd.	98,000	196,331
Industrial & Commercial Bank of China, Class H	421,335	307,433
Kunlun Energy Co., Ltd.	54,000	90,191
Ping An Insurance Group Co., Class H	12,000	104,185
Poly Hong Kong Investments Ltd.	96,000	60,944
Pou Sheng International Holdings Ltd. (b)	328,000	45,629
Qingling Motors Co., Ltd., Class H	428,000	138,674
Sino-Ocean Land Holdings Ltd.	208,000	118,867
Tencent Holdings Ltd.	5,000	129,741
Tingyi Cayman Islands Holding Corp.	26,000	76,606
Yantai Changyu Pioneer Wine Co., Ltd., Class B	10,112	111,397
Yuexiu Transport Infrastructure Ltd.	172,000	78,043
Zhongsheng Group Holdings Ltd.	41,500	80,008
Zhuzhou CSR Times Electric Co., Ltd., Class H	28,700	78,962
Zijin Mining Group Co., Ltd., Class H	120,000	57,245
ZTE Corp., Class H	26,360	78,523

		3,673,306

Hong Kong—18.3%
Aeon Stores Hong Kong Co., Ltd.	34,500	88,087
China Unicom Hong Kong Ltd.	30,000	53,546
CNOOC Ltd.	124,000	280,923
CPMC Holdings Ltd.	191,000	99,256
Daphne International Holdings Ltd.	52,000	65,279
Natural Beauty Bio-Technology Ltd.	240,000	42,684

	Shares	Value*

Sa Sa International Holdings Ltd.	128,000	$77,712
Wasion Group Holdings Ltd.	118,000	51,088
Wynn Macau Ltd.	33,200	86,845

		845,420

Total Common Stock (cost—$4,473,338)		4,518,726

	Principal Amount (000s)
Repurchase Agreements—2.7%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $123,000; collateralized by Freddie Mac, 3.00%, due 1/17/19, valued at $125,807 including accrued interest (cost—$123,000)	$123	123,000

Total Investments (cost—$4,596,338) (a)—100.4%		4,641,726

Liabilities in excess of other assets—(0.4)%		(18,595)

Net Assets—100.0%		$4,623,131

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,518,726, representing 97.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

Allianz RCM Disciplined Equity Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—100.6%

Aerospace & Defense—5.8%
BE Aerospace, Inc. (a)	14,781	$677,561
Boeing Co.	27,513	2,062,099

		2,739,660

Beverages—1.6%
PepsiCo, Inc.	11,690	735,769

Biotechnology—3.5%
Amgen, Inc.	13,383	909,375
Celgene Corp. (a)	10,100	740,582

		1,649,957

Capital Markets—3.9%
Morgan Stanley	20,052	371,764
Northern Trust Corp.	18,489	821,097
SEI Investments Co.	32,120	634,370

		1,827,231

Chemicals—4.4%
Air Products & Chemicals, Inc.	8,617	777,598
Mosaic Co.	15,800	912,450
Rockwood Holdings, Inc. (a)	7,340	390,855

		2,080,903

Commercial Banks—3.5%
U.S. Bancorp	17,920	526,848
Wells Fargo & Co.	35,177	1,100,688

		1,627,536

Communications Equipment—3.8%
Brocade Communications Systems, Inc. (a)	73,798	426,553
QUALCOMM, Inc.	21,563	1,340,787

		1,767,340

Computers & Peripherals—4.5%
Apple, Inc. (a)	1,853	1,005,141
EMC Corp. (a)	40,060	1,109,262

		2,114,403

Diversified Telecommunication Services—4.0%
AT&T, Inc.	44,083	1,348,499
Verizon Communications, Inc.	14,542	554,196

		1,902,695

Electronic Equipment, Instruments & Components—2.8%
Corning, Inc.	60,971	795,062
FLIR Systems, Inc.	20,432	534,705

		1,329,767

Energy Equipment & Services—7.1%
Cameron International Corp. (a)	15,990	890,803
National-Oilwell Varco, Inc.	11,300	932,589
Schlumberger Ltd.	19,710	1,529,693

		3,353,085

Financial Services—3.0%
JPMorgan Chase & Co.	20,685	811,679

	Shares	Value*

PNC Financial Services Group, Inc.	10,411	$619,663

		1,431,342

Food Products—2.6%
Archer-Daniels-Midland Co.	39,022	1,217,486

Health Care Equipment & Supplies—5.6%
Hologic, Inc. (a)	24,322	504,195
Medtronic, Inc.	8,083	308,124
St. Jude Medical, Inc.	14,211	598,567
Varian Medical Systems, Inc. (a)	18,787	1,225,852

		2,636,738

Household Products—2.2%
Procter & Gamble Co.	15,228	1,028,195

Industrial Conglomerates—4.0%
General Electric Co.	98,355	1,873,663

Insurance—1.7%
MetLife, Inc.	20,593	793,860

Internet Software & Services—2.7%
Akamai Technologies, Inc. (a)	17,613	634,068
eBay, Inc. (a)	17,564	627,737

		1,261,805

Machinery—2.5%
Caterpillar, Inc.	10,498	1,198,977

Metals & Mining—2.8%
Cliffs Natural Resources, Inc.	1,850	117,438
Freeport-McMoRan Copper & Gold, Inc.	28,423	1,209,683

		1,327,121

Multiline Retail—1.4%
Target Corp.	11,432	648,080

Oil, Gas & Consumable Fuels—8.9%
Apache Corp.	1,100	118,723
Chevron Corp.	11,115	1,212,869
Exxon Mobil Corp.	22,433	1,940,454
Southwestern Energy Co. (a)	10,003	330,699
Williams Cos., Inc.	20,300	606,564

		4,209,309

Pharmaceuticals—5.3%
Abbott Laboratories	11,660	660,073
Johnson & Johnson	11,800	767,944
Pfizer, Inc.	51,665	1,090,131

		2,518,148

Semiconductors & Semiconductor Equipment—4.4%
Intel Corp.	46,300	1,244,544
Marvell Technology Group Ltd. (a)	27,342	410,130

Schedule of Investments

Allianz RCM Disciplined Equity Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Texas Instruments, Inc.	12,050	$401,867

		2,056,541

Software—8.6%
Activision Blizzard, Inc.	41,879	500,454
Adobe Systems, Inc. (a)	36,491	1,200,189
Autodesk, Inc. (a)	21,219	803,139
Electronic Arts, Inc. (a)	28,342	462,825
Intuit, Inc.	10,340	598,066
Nuance Communications, Inc. (a)	19,000	492,480

		4,057,153

Total Common Stock (cost—$42,534,161)		47,386,764

	Principal Amount (000s)
Repurchase Agreements—2.0%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $944,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $964,666 including accrued interest (cost—$944,000)	$944	944,000

Total Investments (cost—$43,478,161)—102.6%		48,330,764

Liabilities in excess of other assets—(2.6)%		(1,214,611)

Net Assets—100.0%		$47,116,153

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz RCM Global Water Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—94.2%

Austria—4.3%
Andritz AG	46,888	$4,635,320

Brazil—3.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	47,866	3,595,694

Canada—0.8%
Stantec, Inc. (c)	28,181	831,944

China—0.8%
China Everbright International Ltd.	1,882,000	867,161

Finland—1.4%
Kemira Oyj	105,608	1,512,627

France—6.4%
Bureau Veritas S.A.	12,538	1,033,309
Suez Environnement Co.	187,879	2,742,229
Veolia Environnement S.A.	265,464	3,227,533

		7,003,071

Germany—1.1%
Rational AG	5,120	1,232,481

Hong Kong—2.2%
Beijing Enterprises Water Group Ltd. (c)	3,000,000	802,653
China Water Affairs Group Ltd.	862,000	258,189
Fook Woo Group Holdings Ltd. (a)(c)	944,000	116,841
Guangdong Investment Ltd.	1,834,000	1,200,859

		2,378,542

Ireland—0.4%
Kingspan Group PLC	36,899	396,425

Japan—1.9%
Horiba Ltd.	35,400	1,131,000
Kurita Water Industries Ltd.	35,800	922,513

		2,053,513

Netherlands—1.0%
Arcadis NV	33,895	615,305
Wavin NV (c)	38,215	530,026

		1,145,331

Spain—0.1%
Gamesa Corp. Tecnologica S.A.	52,080	164,957

Sweden—4.0%
Alfa Laval AB	211,022	4,332,304

	Shares	Value*

Switzerland—7.8%
Geberit AG (c)	39,350	$8,447,336

United Kingdom—19.6%
Halma PLC	395,324	2,465,564
Pennon Group PLC	454,154	5,186,053
RPS Group PLC	496,924	1,787,990
Severn Trent PLC	196,430	4,911,414
United Utilities Group PLC	722,783	7,015,478

		21,366,499

United States—39.1%
American Water Works Co., Inc.	218,703	7,497,139
Aqua America, Inc.	193,078	4,288,262
Danaher Corp.	140,382	7,416,381
Flowserve Corp.	4,743	562,377
Franklin Electric Co., Inc.	46,700	2,335,467
IDEX Corp.	94,491	3,949,724
Itron, Inc. (c)	34,795	1,545,594
Lindsay Corp.	12,522	821,318
Pall Corp.	26,528	1,683,202
Roper Industries, Inc.	11,339	1,037,745
Stericycle, Inc. (c)	12,088	1,048,876
Tetra Tech, Inc. (c)	95,424	2,343,613
Watts Water Technologies, Inc., Class A	67,068	2,651,869
Xylem, Inc.	205,214	5,331,460

		42,513,027

Total Common Stock (cost—$94,743,740)		102,476,232

	Principal Amount (000s)
Repurchase Agreements—3.6%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $3,878,001; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $3,956,213 including accrued interest (cost—$3,878,000)	$3,878	3,878,000

Total Investments (cost—$98,621,740) (b)—97.8%		106,354,232

Other assets less liabilities—2.2%		2,441,034

Net Assets—100.0%		$108,795,266

Schedule of Investments

Allianz RCM Global Water Fund

February 29, 2012 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $116,841, representing 0.1% of net assets.
(b)	Securities with an aggregate value of $55,418,726, representing 50.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Other Investments

Allianz RCM Global Water Fund

Forward foreign currency contracts outstanding at February 29, 2012:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value February 29, 2012	Unrealized Appreciation (Depreciation)
Purchased:
2,209,116 British Pound settling 3/2/12	State Street Bank & Trust	$3,512,715	$3,514,483	$1,768
1,264,850 Euro settling 3/2/12	State Street Bank & Trust	1,700,313	1,685,159	(15,154)
8,849,486 Swedish Krona settling 3/2/12	State Street Bank & Trust	1,351,273	1,337,427	(13,846)
1,415,018 Swiss Franc settling 3/2/12	State Street Bank & Trust	1,581,910	1,564,075	(17,835)
Sold:
1,043,800 Australian Dollar settling 3/5/12	State Street Bank & Trust	1,118,431	1,119,042	(611)
801,555 British Pound settling 3/2/12	State Street Bank & Trust	1,274,553	1,275,194	(641)
2,763,037 Danish Krone settling 3/2/12	State Street Bank & Trust	499,482	495,132	4,350
2,685,302 Euro settling 3/2/12	State Street Bank & Trust	3,609,798	3,577,627	32,171

				$(9,798)

Schedule of Investments

Allianz RCM Redwood Fund

February 29, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—98.4%

Aerospace & Defense—0.5%
Boeing Co. (a)	700	$52,465

Airlines—0.8%
United Continental Holdings, Inc. (a)(b)	4,000	82,600

Automobiles—3.1%
Ford Motor Co. (a)	24,700	305,786

Chemicals—2.0%
Potash Corp. of Saskatchewan, Inc. (a)	4,300	200,165

Commercial Banks—2.8%
U.S. Bancorp (a)	9,500	279,300

Communications Equipment—0.9%
Juniper Networks, Inc. (a)(b)	3,700	84,212

Computers & Peripherals—13.0%
Apple, Inc. (a)(b)	1,400	759,416
Hewlett-Packard Co. (a)	6,800	172,108
NetApp, Inc. (a)(b)	3,900	167,700
Western Digital Corp. (a)(b)	4,500	176,625

		1,275,849

Diversified Financial Services—1.9%
Citigroup, Inc. (a)	5,600	186,592

Diversified Telecommunication Services—2.0%
Verizon Communications, Inc. (a)	5,200	198,172

Energy Equipment & Services—8.9%
Cameron International Corp. (a)(b)	4,000	222,840
Ensco PLC ADR (a)	2,900	169,070
National-Oilwell Varco, Inc. (a)	3,100	255,843
Transocean Ltd. (a)	4,300	229,362

		877,115

Financial Services—2.9%
JPMorgan Chase & Co. (a)	7,200	282,528

Health Care Equipment & Supplies—2.0%
Baxter International, Inc. (a)	3,400	197,642

Health Care Providers & Services—7.7%
Aetna, Inc. (a)	6,500	303,940
Express Scripts, Inc. (a)(b)	3,600	191,988
HCA Holdings, Inc. (a)	9,700	258,699

		754,627

	Shares	Value*

Hotels, Restaurants & Leisure—6.3%
Carnival Corp., UNIT (a)	5,600	$169,624
Las Vegas Sands Corp. (a)(b)	8,100	450,441

		620,065

Industrial Conglomerates—2.2%
Danaher Corp. (a)	4,100	216,603

Machinery—1.7%
Eaton Corp.	3,200	167,008

Media—2.6%
CBS Corp., Class B (a)	8,400	251,160

Metals & Mining—4.2%
Freeport-McMoRan Copper & Gold, Inc. (a)	4,300	183,008
U.S. Steel Corp. (a)	8,400	228,648

		411,656

Oil, Gas & Consumable Fuels—6.5%
Consol Energy, Inc. (a)	2,900	103,878
EOG Resources, Inc. (a)	1,400	159,404
Southwestern Energy Co. (a)(b)	5,100	168,606
Suncor Energy, Inc.	5,700	204,858

		636,746

Paper & Forest Products—2.7%
International Paper Co. (a)	7,500	263,625

Personal Products—3.1%
Avon Products, Inc.	5,300	99,057
Estee Lauder Cos., Inc., Class A (a)	3,600	210,744

		309,801

Pharmaceuticals—1.6%
Allergan, Inc. (a)	1,700	152,303

Road & Rail—1.9%
Hertz Global Holdings, Inc. (a)(b)	13,400	191,620

Semiconductors & Semiconductor Equipment—2.8%
Broadcom Corp., Class A (a)(b)	4,000	148,600
Intel Corp. (a)	4,800	129,024

		277,624

Software—6.4%
Citrix Systems, Inc. (a)(b)	2,100	156,954
Microsoft Corp. (a)	4,400	139,656
Oracle Corp. (a)	11,300	330,751

		627,361

Specialty Retail—3.4%
Abercrombie & Fitch Co., Class A (a)	2,400	109,896
Guess?, Inc. (a)	3,900	135,135

Schedule of Investments

Allianz RCM Redwood Fund

February 29, 2012 (unaudited) (continued)

	Shares	Value*

Tiffany & Co. (a)	1,400	$91,014

		336,045

Textiles, Apparel & Luxury Goods—4.5%
Coach, Inc. (a)	3,500	261,940
Deckers Outdoor Corp. (a)(b)	2,400	179,424

		441,364

Total Common Stock (cost—$8,753,235)		9,680,034

	Principal Amount (000s)
Repurchase Agreements—30.7%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $3,019,001; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $3,083,678 including accrued interest (cost—$3,019,000)	$3,019	3,019,000

Total Investments, before options written (cost—$11,772,235)—129.1%		12,699,034

	Contracts

OPTIONS WRITTEN (b)—(28.2)%

Call Options—(27.6)%
Abercrombie & Fitch Co. (CBOE),
strike price $38, expires 5/19/12	24	(21,120)
Aetna, Inc. (CBOE),
strike price $40, expires 1/19/13	65	(58,012)
Allergan, Inc. (CBOE),
strike price $82.50, expires 3/17/12	17	(12,155)
Apple, Inc. (CBOE),
strike price $345, expires 7/21/12	14	(278,460)
Avon Products, Inc. (CBOE),
strike price $15, expires 10/20/12	53	(21,995)
Baxter International, Inc. (CBOE),
strike price $50, expires 1/19/13	34	(32,300)
Boeing Co. (CBOE),
strike price $55, expires 1/19/13	7	(14,822)
Broadcom Corp. (CBOE),
strike price $30, expires 1/19/13	40	(36,640)
Cameron International Corp. (CBOE),
strike price $38, expires 1/19/13	40	(80,800)
Carnival Corp. (CBOE),
strike price $30, expires 1/19/13	56	(19,600)

	Contracts	Value*

CBS Corp. (CBOE),
strike price $20, expires 1/19/13	84	$(89,460)
Citigroup, Inc. (CBOE),
strike price $20, expires 1/19/13	56	(80,976)
Citrix Systems, Inc. (CBOE),
strike price $55, expires 1/19/13	21	(49,665)
Coach, Inc. (CBOE),
strike price $50, expires 1/19/13	35	(92,050)
Consol Energy, Inc. (CBOE),
strike price $30, expires 1/19/13	29	(25,520)
Danaher Corp. (CBOE),
strike price $40, expires 1/19/13	41	(62,935)
Deckers Outdoor Corp. (CBOE),
strike price $65, expires 1/19/13	24	(43,680)
Eaton Corp. (CBOE),
strike price $37.50, expires 1/19/13	32	(51,200)
Ensco PLC ADR (CBOE),
strike price $39, expires 6/16/12	29	(57,275)
EOG Resources, Inc. (CBOE),
strike price $85, expires 1/19/13	14	(47,180)
Estee Lauder Cos. (CBOE),
strike price $47.50, expires 7/21/12	36	(43,380)
Express Scripts, Inc. (CBOE),
strike price $37.50, expires 6/16/12	36	(58,590)
Ford Motor Co. (CBOE),
strike price $11, expires 9/22/12	115	(21,735)
strike price $10, expires 1/19/13	132	(38,016)
Freeport-McMoRan Copper & Gold, Inc. (CBOE),
strike price $23, expires 1/19/13	43	(86,538)
Guess?, Inc. (CBOE),
strike price $26, expires 6/16/12	39	(36,855)
HCA Holdings, Inc. (CBOE),
strike price $20.50, expires 1/19/13	97	(76,145)
Hertz Global Holdings, Inc. (CBOE),
strike price $11, expires 6/16/12	134	(50,250)
Hewlett-Packard Co. (CBOE),
strike price $21, expires 5/19/12	68	(31,416)
Intel Corp. (CBOE),
strike price $22.50, expires 1/19/13	48	(25,200)
International Paper Co. (CBOE),
strike price $23, expires 1/19/13	75	(94,500)
JPMorgan Chase & Co. (CBOE),
strike price $33, expires 6/16/12	32	(22,400)
strike price $23, expires 1/19/13	40	(66,800)
Juniper Networks, Inc. (CBOE),
strike price $17.50, expires 1/19/13	37	(27,195)
Las Vegas Sands Corp. (CBOE),
strike price $30, expires 1/19/13	81	(211,815)

Schedule of Investments

Allianz RCM Redwood Fund

February 29, 2012 (unaudited) (continued)

	Contracts	Value*

Microsoft Corp. (CBOE),
strike price $27, expires 4/21/12	44	$(20,900)
National Oilwell Varco, Inc. (CBOE),
strike price $60, expires 8/18/12	31	(77,035)
NetApp, Inc. (CBOE),
strike price $30, expires 6/16/12	39	(52,065)
Oracle Corp. (CBOE),
strike price $22, expires 6/16/12	70	(52,150)
strike price $25, expires 1/19/13	43	(24,940)
Potash Corp. of Saskatchewan, Inc. (CBOE),
strike price $40, expires 3/17/12	43	(29,240)
Southwestern Energy Co. (CBOE),
strike price $30, expires 6/16/12	51	(23,460)
Suncor Energy, Inc. (CBOE),
strike price $29, expires 9/22/12	57	(46,028)
Tiffany & Co. (CBOE),
strike price $50, expires 1/19/13	14	(24,115)
Transocean Ltd. (CBOE),
strike price $35, expires 1/19/13	43	(85,140)
U.S. Bancorp (CBOE),
strike price $23, expires 6/16/12	95	(62,225)
U.S. Steel Corp. (CBOE),
strike price $23, expires 7/21/12	84	(45,780)
United Continental Holdings, Inc. (CBOE),
strike price $15, expires 1/19/13	40	(29,500)
Verizon Communications, Inc. (CBOE),
strike price $35, expires 1/19/13	52	(20,280)
Western Digital Corp. (CBOE),
strike price $30, expires 1/19/13	45	(52,650)

		(2,712,188)

Put Options—(0.6)%
Abbott Laboratories (CBOE),
strike price $50, expires 8/18/12	49	(4,165)
American Express Co. (CBOE),
strike price $45, expires 7/21/12	76	(8,132)
Anadarko Petroleum Corp. (CBOE),
strike price $70, expires 8/18/12	42	(12,789)
Caterpillar, Inc. (CBOE),
strike price $75, expires 1/19/13	33	(9,784)
Flowserve Corp. (CBOE),
strike price $65, expires 4/21/12	31	(465)
Google, Inc. (CBOE),
strike price $500, expires 1/19/13	9	(18,810)
Pfizer, Inc. (CBOE),
strike price $17, expires 6/16/12	80	(1,160)
strike price $18, expires 6/16/12	80	(1,760)

	Contracts	Value*

QUALCOMM, Inc. (CBOE),
strike price $40, expires 7/21/12	36	$(972)

		(58,037)

Total Options Written (premiums received—$2,308,840)		(2,770,225)

Total Investments, net of options written (cost—$9,463,395)—100.9%		9,928,809

Other liabilities in excess of other assets—(0.9)%		(87,155)

Net Assets—100.0%		$9,841,654

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

UNIT—More than one class of securities traded together

Other Investments

Allianz RCM Redwood Fund

Transactions in options written for the three months ended February 29, 2012:

	Contracts	Premiums
Options outstanding, November 30, 2011	3,457	$2,616,595
Options written	2,814	2,113,841
Options terminated in closing transactions	(3,008)	(2,222,188)
Options exercised	(348)	(199,408)

Options outstanding, February 29, 2012	2,915	$2,308,840

Schedule of Investments

Allianz RCM Short Duration High Income Fund

February 29, 2012 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES—86.2%

Apparel & Textiles—0.5%
Hanesbrands, Inc., FRN,
4.146%, 12/15/14	$62	$62,149
Levi Strauss & Co.,
8.875%, 4/1/16	94	97,291

		159,440

Auto Components—3.9%
American Axle & Manufacturing, Inc.,
5.25%, 2/11/14	482	494,050
7.875%, 3/1/17	175	182,000
Tenneco, Inc.,
8.125%, 11/15/15	620	647,131

		1,323,181

Chemicals—1.0%
NOVA Chemicals Corp., FRN,
3.784%, 11/15/13	325	326,625

Commercial Services—6.3%
ARAMARK Corp.,
8.50%, 2/1/15	630	647,332
Avis Budget Car Rental LLC,
7.625%, 5/15/14	300	303,750
7.75%, 5/15/16	490	508,375
Corrections Corp. of America,
6.25%, 3/15/13	7	7,026
6.75%, 1/31/14	32	32,240
Hertz Corp.,
8.875%, 1/1/14	24	24,060
National Money Mart Co.,
10.375%, 12/15/16	547	609,221

		2,132,004

Containers & Packaging—2.8%
Ball Corp.,
7.125%, 9/1/16	415	456,500
Sealed Air Corp.,
7.875%, 6/15/17	450	486,254

		942,754

Energy—0.4%
Arch Western Finance LLC,
6.75%, 7/1/13	150	151,125

Financial Services—12.5%
Ally Financial, Inc.,
4.50%, 2/11/14	550	556,875
CIT Group, Inc. (a)(c),
4.75%, 2/15/15	690	702,075
Ford Motor Credit Co. LLC,
3.875%, 1/15/15	1,300	1,333,696

	Principal Amount (000s)	Value*

International Lease Finance Corp.,
6.625%, 11/15/13	$1,187	$1,231,512
SLM Corp.,
5.00%, 4/15/15	175	178,638
5.375%, 5/15/14	250	259,395

		4,262,191

Food & Beverage—1.0%
Constellation Brands, Inc.,
8.375%, 12/15/14	73	83,220
Stater Bros. Holdings, Inc.,
7.75%, 4/15/15	255	262,969

		346,189

Healthcare & Hospitals—10.0%
Community Health Systems, Inc.,
8.875%, 7/15/15	1,004	1,054,200
Fresenius US Finance II, Inc. (a)(c),
9.00%, 7/15/15	495	574,200
HCA, Inc.,
6.50%, 2/15/16	775	825,375
9.875%, 2/15/17	101	110,974
Health Management Associates, Inc.,
6.125%, 4/15/16	785	823,269

		3,388,018

Holding Companies—2.8%
Leucadia National Corp.,
8.125%, 9/15/15	860	961,050

Hotels/Gaming—5.8%
Las Vegas Sands Corp.,
6.375%, 2/15/15	440	446,600
MGM Resorts International,
5.875%, 2/27/14	675	690,188
6.625%, 7/15/15	400	407,000
6.75%, 4/1/13	425	440,406

		1,984,194

Leisure—0.8%
Royal Caribbean Cruises Ltd.,
7.00%, 6/15/13	250	264,375

Machinery—0.9%
Case New Holland, Inc.,
7.75%, 9/1/13	300	322,500

Metals & Mining—3.8%
FMG Resources (August 2006) Pty Ltd. (a)(c),
7.00%, 11/1/15	505	536,562
Steel Dynamics, Inc.,
7.75%, 4/15/16	716	748,220

		1,284,782

Schedule of Investments

Allianz RCM Short Duration High Income Fund

February 29, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

Multi-Media—5.9%
Cequel Communications Holdings I LLC (a)(c),
8.625%, 11/15/17	$575	$619,563
DISH DBS Corp.,
6.625%, 10/1/14	65	71,175
7.00%, 10/1/13	175	188,781
Quebecor Media, Inc.,
7.75%, 3/15/16	810	838,350
Videotron Ltee,
6.875%, 1/15/14	275	277,406

		1,995,275

Oil & Gas—5.4%
Chesapeake Energy Corp.,
7.625%, 7/15/13	640	681,600
Newfield Exploration Co.,
6.625%, 4/15/16	442	455,260
Targa Resources Partners L.P.,
8.25%, 7/1/16	650	690,625

		1,827,485

Pharmaceuticals—2.9%
Valeant Pharmaceuticals International (a)(c),
6.50%, 7/15/16	960	984,000

Real Estate Investment Trust—4.2%
Felcor Lodging L.P.,
10.00%, 10/1/14	584	662,840
Host Hotels & Resorts L.P.,
6.375%, 3/15/15	290	295,256
6.75%, 6/1/16	215	223,331
6.875%, 11/1/14	235	240,875

		1,422,302

Retail—2.3%
JC Penney Corp., Inc.,
6.875%, 10/15/15	150	163,125
Limited Brands, Inc.,
5.25%, 11/1/14	125	133,594
Pantry, Inc.,
7.75%, 2/15/14	400	403,000
Penske Automotive Group, Inc.,
7.75%, 12/15/16	70	73,150

		772,869

Technology—0.9%
First Data Corp.,
9.875%, 9/24/15	300	307,500

Telecommunications—8.1%
CC Holdings GS V LLC (a)(c),
7.75%, 5/1/17	150	164,250
Cricket Communications, Inc.,
7.75%, 5/15/16	542	579,940

	Principal Amount (000s)	Value*

Crown Castle International Corp.,
9.00%, 1/15/15	$150	$166,125
Intelsat S.A.,
6.50%, 11/1/13	106	109,445
Nextel Communications, Inc.,
5.95%, 3/15/14	365	367,737
6.875%, 10/31/13	435	438,806
Qwest Communications International, Inc.,
7.50%, 2/15/14	435	437,610
8.00%, 10/1/15	255	275,005
SBA Telecommunications, Inc.,
8.00%, 8/15/16	215	232,738

		2,771,656

Utilities—4.0%
AES Corp.,
7.75%, 3/1/14	200	218,500
7.75%, 10/15/15	300	340,500
CMS Energy Corp.,
2.75%, 5/15/14	250	250,975
NRG Energy, Inc.,
7.375%, 1/15/17	540	561,600

		1,371,575

Total Corporate Bonds & Notes (cost—$28,743,377)		29,301,090

SENIOR LOANS (a)(b)—5.8%

Financial Services—1.5%
Capital Automotive L.P., Term B,
5.25%, 3/11/17	500	495,000

Technology—1.4%
First Data Corp., Term B1,
2.995%, 9/24/14	500	479,250

Telecommunications—2.9%
Asurion LLC (d),
5.50%, 5/24/18	994	992,755

Total Senior Loans (cost—$1,966,477)		1,967,005

CONVERTIBLE BONDS—4.0%

Containers & Packaging—1.1%
Owens-Brockway Glass Container, Inc. (a)(c),
3.00%, 6/1/15	400	397,000

Schedule of Investments

Allianz RCM Short Duration High Income Fund

February 29, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

Energy—2.9%
Alpha Appalachia Holdings, Inc.,
3.25%, 8/1/15	$1,040	$977,600

Total Convertible Bonds (cost—$1,338,416)		1,374,600

SHORT-TERM INVESTMENTS—6.8%

Corporate Notes—0.8%

Commercial Services—0.2%
ARAMARK Corp.,
5.00%, 6/1/12	63	63,394

Healthcare & Hospitals—0.6%
HCA, Inc.,
6.25%, 2/15/13	195	201,825

Total Corporate Notes (cost—$260,655)		265,219

Repurchase Agreements—6.0%
State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $2,033,001; collateralized by Freddie Mac, 3.00%, due 1/17/19, valued at $2,075,812 including accrued interest (cost—$2,033,000)	2,033	2,033,000

Total Short-Term Investments (cost—$2,293,655)		2,298,219

Total Investments (cost—$34,341,925)—102.8%		34,940,914

Liabilities in excess of other assets—(2.8)%		(936,910)

Net Assets—100.0%		$34,004,004

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $5,944,655, representing 17.5% of net assets.

(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on February 29, 2012.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued. To be settled after February 29, 2012.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 29, 2012.

LIBOR—London Inter-Bank Offered Rate

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time each Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the three months ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for level 2 and level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 29, 2012 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/29/12
AGI Solutions 2015:
Investments in Securities—Assets
Allianz Funds	$1,493,639	—	—	$1,493,639
Allianz Funds Multi-Strategy Trust	1,058,446	—	—	1,058,446
Exchange-Traded Funds	1,338,228	—	—	1,338,228
Other Mutual Funds	452,865	—	—	452,865
PIMCO Funds	5,662,279	—	—	5,662,279

Total Investments	$10,005,457	—	—	$10,005,457

AGI Solutions 2020:
Investments in Securities—Assets
Allianz Funds	$1,163,676	—	—	$1,163,676
Allianz Funds Multi-Strategy Trust	864,269	—	—	864,269
Exchange-Traded Funds	768,410	—	—	768,410
Other Mutual Funds	340,507	—	—	340,507
PIMCO Funds	3,596,454	—	—	3,596,454

Total Investments	$6,733,316	—	—	$6,733,316

AGI Solutions 2025:
Investments in Securities—Assets
Allianz Funds	$594,379	—	—	$594,379
Allianz Funds Multi-Strategy Trust	461,530	—	—	461,530
Exchange-Traded Funds	303,243	—	—	303,243
Other Mutual Funds	180,617	—	—	180,617
PIMCO Funds	1,688,008	—	—	1,688,008

Total Investments	$3,227,777	—	—	$3,227,777

AGI Solutions 2030:
Investments in Securities—Assets
Allianz Funds	$2,161,964	—	—	$2,161,964
Allianz Funds Multi-Strategy Trust	1,513,625	—	—	1,513,625
Exchange-Traded Funds	308,934	—	—	308,934
Other Mutual Funds	546,377	—	—	546,377
PIMCO Funds	3,806,924	—	—	3,806,924
Repurchase Agreements	—	$100,000	—	100,000

Total Investments	$8,337,824	$100,000	—	$8,437,824

AGI Solutions 2035:
Investments in Securities—Assets
Allianz Funds	$1,085,970	—	—	$1,085,970
Allianz Funds Multi-Strategy Trust	670,535	—	—	670,535
Exchange-Traded Funds	65,287	—	—	65,287
Other Mutual Funds	233,620	—	—	233,620
PIMCO Funds	1,267,046	—	—	1,267,046

Total Investments	$3,322,458	—	—	$3,322,458

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/29/12
AGI Solutions 2040:
Investments in Securities—Assets
Allianz Funds	$2,583,281	—	—	$2,583,281
Allianz Funds Multi-Strategy Trust	1,468,389	—	—	1,468,389
Exchange-Traded Funds	80,888	—	—	80,888
Other Mutual Funds	507,739	—	—	507,739
PIMCO Funds	1,986,195	—	—	1,986,195

Total Investments	$6,626,492	—	—	$6,626,492

AGI Solutions 2045:
Investments in Securities—Assets
Allianz Funds	$1,396,975	—	—	$1,396,975
Allianz Funds Multi-Strategy Trust	800,187	—	—	800,187
Other Mutual Funds	254,443	—	—	254,443
PIMCO Funds	927,790	—	—	927,790

Total Investments	$3,379,395	—	—	$3,379,395

AGI Solutions 2050:
Investments in Securities—Assets
Allianz Funds	$2,841,002	—	—	$2,841,002
Allianz Funds Multi-Strategy Trust	1,636,576	—	—	1,636,576
Exchange-Traded Funds	90,751	—	—	90,751
Other Mutual Funds	428,942	—	—	428,942
PIMCO Funds	1,480,551	—	—	1,480,551

Total Investments	$6,477,822	—	—	$6,477,822

AGI Solutions 2055:
Investments in Securities—Assets
Allianz Funds	$1,495,055	—	—	$1,495,055
Allianz Funds Multi-Strategy Trust	856,992	—	—	856,992
Other Mutual Funds	221,398	—	—	221,398
PIMCO Funds	825,301	—	—	825,301

Total Investments	$3,398,746	—	—	$3,398,746

AGI Solutions Global Allocation:
Investments in Securities—Assets
Allianz Funds	$75,890,600	—	—	$75,890,600
Allianz Funds Multi-Strategy Trust	42,437,543	—	—	42,437,543
Exchange-Traded Funds	15,188,442	—	—	15,188,442
Other Mutual Funds	15,381,295	—	—	15,381,295
PIMCO Funds	70,597,406	—	—	70,597,406
Repurchase Agreements	—	$543,000	—	543,000

Total Investments	$219,495,286	$543,000	—	$220,038,286

AGI Solutions Global Growth Allocation:
Investments in Securities—Assets
Allianz Funds	$3,713,115	—	—	$3,713,115
Allianz Funds Multi-Strategy Trust	1,884,480	—	—	1,884,480
Exchange-Traded Funds	110,838	—	—	110,838
Other Mutual Funds	569,273	—	—	569,273
PIMCO Funds	1,054,011	—	—	1,054,011

Total Investments	$7,331,717	—	—	$7,331,717

AGI Solutions Retirement Income:
Investments in Securities—Assets
Allianz Funds	$2,560,920	—	—	$2,560,920
Allianz Funds Multi-Strategy Trust	2,099,280	—	—	2,099,280
Exchange-Traded Funds	2,329,561	—	—	2,329,561
Other Mutual Funds	759,225	—	—	759,225
PIMCO Funds	11,172,254	—	—	11,172,254
Repurchase Agreements	—	$179,000	—	179,000

Total Investments	$18,921,240	$179,000	—	$19,100,240

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/29/12
AGIC Convertible:
Investments in Securities—Assets
Convertible Bonds:
Communications	$4,657,961	$53,705,194	—	$58,363,155
All Other	—	608,723,181	—	608,723,181
Convertible Preferred Stock:
Financial Services	21,372,503	10,595,366	—	31,967,869
Road/Rail	—	9,679,676	—	9,679,676
All Other	61,769,546	—	—	61,769,546
Repurchase Agreements	—	20,986,000	—	20,986,000

Total Investments	$87,800,010	$703,689,417	—	$791,489,427

AGIC Focused Opportunity:
Investments in Securities—Assets
Common Stock	$4,149,270	—	—	$4,149,270
Repurchase Agreements	—	$505,000	—	505,000

Total Investments	$4,149,270	$505,000	—	$4,654,270

AGIC Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
China	$105,564	$962,416	—	$1,067,980
Hong Kong	128,705	574,452	—	703,157
Japan	282,464	1,638,869	—	1,921,333
Switzerland	—	335,826	—	335,826
United Kingdom	27,365	210,964	—	238,329
All Other	6,045,140	—	—	6,045,140

Total Investments	$6,589,238	$3,722,527	—	$10,311,765

AGIC High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$219,448,281	—	$219,448,281
Repurchase Agreements	—	11,700,000	—	11,700,000

Total Investments	—	$231,148,281	—	$231,148,281

AGIC International Growth:
Investments in Securities—Assets
Common Stock:
Australia	$2,440,235	$1,743,860	—	$4,184,095
Canada	3,315,820	—	—	3,315,820
China	1,749,760	5,324,778	—	7,074,538
Israel	1,198,538	—	—	1,198,538
Taiwan	1,334,388	—	—	1,334,388
All Other	—	100,105,512	—	100,105,512
Repurchase Agreements	—	3,014,000	—	3,014,000

Total Investments	$10,038,741	$110,188,150	—	$120,226,891

AGIC International Growth Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$2,351,853	—	—	$2,351,853
Canada	14,541,485	—	—	14,541,485
China	4,802,773	$3,158,165	—	7,960,938
Norway	1,723,752	2,695,412	—	4,419,164
United Kingdom	791,578	39,357,122	—	40,148,700
All Other	—	62,189,811	—	62,189,811
Preferred Stock	2,637,848	—	—	2,637,848
Repurchase Agreements	—	1,652,000	—	1,652,000

Total Investments	$26,849,289	$109,052,510	—	$135,901,799

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 2/29/12
AGIC Micro Cap:
Investments in Securities—Assets
Common Stock	$48,947,319	—	—		$48,947,319
Warrants	—	—	—	†	—	†
Repurchase Agreements	—	$1,320,000	—		1,320,000

Total Investments	$48,947,319	$1,320,000	—	†	$50,267,319

† Security is fair-valued at $0.

AGIC Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$11,293,272	—	—		$11,293,272
Warrants	—	—	—	†	—	†
Repurchase Agreements	—	$412,000	—		412,000

Total Investments	$11,293,272	$412,000	—	†	$11,705,272

† Security is fair-valued at $0.

AGIC U.S. Emerging Growth:
Investments in Securities—Assets
Common Stock	$21,187,816	—	—		$21,187,816
Warrants	—	—	—	†	—	†
Repurchase Agreements	—	$750,000	—		750,000

Total Investments	$21,187,816	$750,000	—	†	$21,937,816

† Security is fair-valued at $0.

F&T Behavioral Advantage Large Cap:
Investments in Securities—Assets
Common Stock	$12,481,138	—	—		$12,481,138
Rights	—	—	—	†	—	†

Total Investments	$12,481,138	—	—	†	$12,481,138

† Security is fair-valued at $0.

NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
Australia	—	$679,539	—		$679,539
France	—	2,768,813	—		2,768,813
Germany	—	1,284,007	—		1,284,007
Hong Kong	—	1,404,346	—		1,404,346
Japan	—	2,807,691	—		2,807,691
Korea (Republic of)	—	1,965,161	—		1,965,161
Spain	—	665,872	—		665,872
Switzerland	—	1,390,129	—		1,390,129
United Kingdom	$752,070	2,052,048	—		2,804,118
All Other	18,780,245	—	—		18,780,245
Repurchase Agreements	—	566,000	—		566,000

Total Investments	$19,532,315	$15,583,606	—		$35,115,921

NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Argentina	$25,844	—	—		$25,844
Brazil	95,352	—	—		95,352
Canada	248,205	—	—		248,205
China	29,592	$32,260	—		61,852
Korea (Republic of)	92,660	—	—		92,660
Russian Federation	66,195	—	—		66,195
South Africa	55,084	—	—		55,084
Taiwan	31,232	—	—		31,232
Turkey	30,975	—	—		30,975
All Other	—	2,546,339	—		2,546,339

Total Investments	$675,139	$2,578,599	—		$3,253,738

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/29/12
RCM All Alpha:
Investments in Securities—Assets
Common Stock:
Belgium	—	$22,385	—	$22,385
China	$84,923	984,544	—	1,069,467
France	—	47,990	—	47,990
Germany	—	35,135	—	35,135
Hong Kong	17,726	687,317	—	705,043
Netherlands	—	12,112	—	12,112
Switzerland	—	29,939	—	29,939
United Kingdom	—	62,326	—	62,326
All Other	2,347,120	—	—	2,347,120
Exchange-Traded Funds	168,539	—	—	168,539
Preferred Stock	—	9,148	—	9,148
Repurchase Agreements	—	522,000	—	522,000

Total Investments in Securities—Assets	$2,618,308	$2,412,896	—	$5,031,204

Investments in Securities—Liabilities
Securities Sold Short, at value
Finland	—	$(14,737)	—	$(14,737)
France	—	(30,724)	—	(30,724)
Germany	$(49,220)	(38,133)	—	(87,353)
Italy	—	(17,154)	—	(17,154)
Netherlands	(49,012)	(18,071)	—	(67,083)
Switzerland	(54,292)	(22,203)	—	(76,495)
United Kingdom	(67,231)	(43,416)	—	(110,647)
All Other	(2,209,253)	—	—	(2,209,253)
Exchange-Traded Funds	(235,757)	—	—	(235,757)

Total Investments in Securities—Liabilities	$(2,664,765)	$(184,438)	—	$(2,849,203)

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	$41	—	$41

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	$(74)	—	$(74)
Market Price	$(16,514)	—	—	$(16,514)

Total Other Financial Instruments*—Liabilities	$(16,514)	$(74)	—	$(16,588)

Total Investments	$(62,971)	$2,228,425	—	$2,165,454

RCM China Equity:
Investments in Securities—Assets
Common Stock	—	$4,518,726	—	$4,518,726
Repurchase Agreements	—	123,000	—	123,000

Total Investments	—	$4,641,726	—	$4,641,726

RCM Disciplined Equity:
Investments in Securities—Assets
Common Stock	$47,386,764	—	—	$47,386,764
Repurchase Agreements	—	$944,000	—	944,000

Total Investments	$47,386,764	$944,000	—	$48,330,764

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/29/12
RCM Global Water:
Investments in Securities—Assets
Common Stock:
Brazil	$3,595,694	—	—	$3,595,694
Canada	831,944	—	—	831,944
Hong Kong	—	$2,261,701	$116,841	2,378,542
United States	42,513,027	—	—	42,513,027
All Other	—	53,157,025	—	53,157,025
Repurchase Agreements	—	3,878,000	—	3,878,000

Total Investments in Securities—Assets	$46,940,665	$59,296,726	$116,841	$106,354,232

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	$38,289	—	$38,289

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	$(48,087)	—	$(48,087)

Total Investments	$46,940,665	$59,286,928	$116,841	$106,344,434

RCM Redwood:
Investments in Securities—Assets
Common Stock	$9,680,034	—	—	$9,680,034
Repurchase Agreements	—	$3,019,000	—	3,019,000

Total Investments in Securities—Assets	$9,680,034	$3,019,000	—	$12,699,034

Investments in Securities—Liabilities
Options Written, at value:
Market Price	$(2,769,760)	$(465)	—	$(2,770,225)

Total Investments	$6,910,274	$3,018,535	—	$9,928,809

RCM Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$29,301,090	—	$29,301,090
Senior Loans:
Financial Services	$495,000	—	—	495,000
All Other	—	1,472,005	—	1,472,005
Convertible Bonds	—	1,374,600	—	1,374,600
Short-Term Investments	—	2,298,219	—	2,298,219

Total Investments in Securities—Assets	$495,000	$34,445,914	—	$34,940,914

*	Other financial instruments are derivatives not reflected in the Schedules of Investments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended February 29, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended February 29, 2012, was as follows:

	Beginning Balance 11/30/11		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 2/29/12
AGIC Convertible:
Investments in Securities—Assets
Convertible Bonds:
Machinery	$10,628,700		$353,956		$(1,831,864)	$15,655	$(116,470)	$1,162,267	—	$(10,212,244)	—

* Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

AGIC High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Automotive	$3,645,199		$922,500		$(2,772,461)	$4,351	—	$285,611	—	$(2,085,200)	—

* Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

AGIC Micro Cap:
Investments in Securities—Assets
Warrants	—	†	—		—	—	—	—	—	—	—	†

† Security is fair-valued at $0.

AGIC Ultra Micro Cap:
Investments in Securities—Assets
Warrants	—	†	—		—	—	—	—	—	—	—	†

† Security is fair-valued at $0.

AGIC U.S. Emerging Growth:
Investments in Securities—Assets
Warrants	—	†	—		—	—	—	—	—	—	—	†

† Security is fair-valued at $0.

F&T Behavioral Advantage Large Cap:
Investments in Securities—Assets
Rights	—		—	†	—	—	—	—	—	—	—	†

† Security is fair-valued at $0.

RCM Global Water:
Investments in Securities—Assets
Common Stock:
China	$13,580		—		$(16,590)	—	$(79,741)	$82,751	—	—	—
Hong Kong	—		$350,150	†	—	—	—	(233,309)	—	—	$116,841

Total Investments	$13,580		$350,150		$(16,590)	—	$(79,741)	$(150,558)	—	—	$116,841

† Acquired Fook Woo Group Holdings Ltd. in merger with Allianz RCM Global Eco TrendsSM Fund.
The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 29, 2012 was $(233,309).

At February 29, 2012, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were as follows:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AGI Solutions 2015	$9,258,837	$761,119	$14,499	$746,620
AGI Solutions 2020	6,077,963	672,134	51,139	655,353
AGI Solutions 2025	3,067,065	161,829	1,117	160,712
AGI Solutions 2030	7,659,566	834,631	56,373	778,258
AGI Solutions 2035	3,073,591	250,028	1,161	248,867
AGI Solutions 2040	5,900,312	800,679	74,499	726,180
AGI Solutions 2045	3,077,761	303,138	1,504	301,634
AGI Solutions 2050	5,724,580	824,282	71,040	753,242
AGI Solutions 2055	3,077,034	323,205	1,493	321,712
AGI Solutions Global Allocation	196,505,646	24,346,438	813,798	23,532,640
AGI Solutions Global Growth Allocation	6,345,342	1,038,852	52,477	986,375
AGI Solutions Retirement Income	18,084,314	1,033,024	194,078	1,015,926
AGIC Convertible	711,965,221	89,131,502	9,607,296	79,524,206
AGIC Focused Opportunity	4,761,832	302,081	409,643	(107,562)
AGIC Global Managed Volatility	10,134,583	281,185	104,003	177,182
AGIC High Yield Bond	222,733,601	9,802,592	1,387,912	8,414,680
AGIC International Growth	103,645,409	18,831,172	2,249,690	16,581,482
AGIC International Growth Opportunities	113,209,846	27,671,470	4,979,517	22,691,953
AGIC Micro Cap	40,176,917	11,230,064	1,139,662	10,090,402
AGIC Ultra Micro Cap	9,767,990	2,089,393	152,111	1,937,282
AGIC U.S. Emerging Growth	17,484,836	4,770,214	317,234	4,452,980
F&T Behavioral Advantage Large Cap	11,420,604	1,106,733	46,199	1,060,534
NFJ Global Dividend Value	34,396,437	2,616,795	1,897,311	719,484
NFJ International Value II	3,017,431	263,442	27,135	236,307
RCM All Alpha	5,126,153	111,914	206,863	(94,949)
RCM China Equity	4,673,450	199,199	230,923	(31,724)
RCM Disciplined Equity	43,522,130	5,895,644	1,130,979	4,808,634
RCM Global Water	99,239,913	11,896,311	4,781,992	7,114,319
RCM Redwood	11,774,295	1,154,015	229,276	924,739
RCM Short Duration High Income	34,378,332	572,040	9,458	562,582

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Brian S. Shlissel
President

Date: April 24, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: April 24, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 24, 2012